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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08367

Evergreen Municipal Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for four of its series, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund, Evergreen High Grade Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the six months ended November 30, 2005. These four series have a May 31 fiscal year end.

Date of reporting period: November 30, 2005

Item 1 - Reports to Stockholders.

Evergreen Municipal Bond Fund

Evergreen

MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2005

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Bond Fund, which covers the six-month period ended November 30, 2005.

The municipal bond market endured a series of unusual circumstances over the past six months. Though questions about the economy, energy, and monetary policy were becoming routine, a continued surge in the supply of municipal securities had kept the market on edge. In addition, Hurricanes Katrina and Rita devastated much of the Gulf Region, events which cast further doubt on the tax-exempt market. We believe during times such as these, the importance of asset allocation becomes increasingly evident, and that it is crucial for investors to extend the diversification process further, to include strategies within an asset class, such as those municipal bond fund offerings within Evergreen Municipal Trust and Evergreen Select Fixed Income Trust.

The investment period began with expectations for moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (GDP) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash

1

LETTER TO SHAREHOLDERS continued

balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded by once again decreasing. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-exempt market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective March 1, 2006, the Fund’s investment strategy will be revised to include the following disclosure:

The Fund may invest a portion of its assets in inverse floaters, which are derivative securities that offer a coupon yield and price movement based on bonds of a specific municipal issuer held in a trust. Because inverse floaters offer coupons that vary inversely with changes in short-term interest rates, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond.

The Fund’s prospectus has been supplemented to include this disclosure.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/19/1978

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	1/19/1978	1/26/1998	4/30/1999

Nasdaq symbol	EKEAX	EKEBX	EKECX	EKEYX

6-month return with sales charge	-4.48%	-4.95%	-1.01%	N/A

6-month return w/o sales charge	0.32%	-0.03%	-0.03%	0.47%

Average annual return*

1-year with sales charge	-0.48%	-1.23%	2.77%	N/A

1-year w/o sales charge	4.49%	3.77%	3.77%	4.81%

5-year	4.65%	4.59%	4.92%	5.97%

10-year	4.14%	4.05%	4.05%	4.74%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of November 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,003.22	$4.02
Class B	$ 1,000.00	$ 999.71	$7.72
Class C	$ 1,000.00	$ 999.71	$7.72
Class I	$ 1,000.00	$ 1,004.73	$2.71
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.06	$4.05
Class B	$ 1,000.00	$ 1,017.35	$7.79
Class C	$ 1,000.00	$ 1,017.35	$7.79
Class I	$ 1,000.00	$ 1,022.36	$2.74

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.80% for Class A, 1.54% for Class B, 1.54% for Class C and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.14	0.29	0.30	0.31	0.33[1]	0.33
Net realized and unrealized gains or losses on investments	(0.12)	0.31	(0.30)	0.39	0.05	0.42

Total from investment operations	0.02	0.60	0	0.70	0.38	0.75

Distributions to shareholders from
Net investment income	(0.14)	(0.29)	(0.30)	(0.31)	(0.33)	(0.34)

Net asset value, end of period	$ 7.44	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Total return[2]	0.32%	8.42%	(0.01%)	10.02%	5.38%	11.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$662,040	$679,263	$698,151	$822,233	$826,268	$863,113
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[3]	0.85%	0.88%	0.83%	0.84%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.84%[3]	0.87%	0.88%	0.84%	0.84%	0.85%
Net investment income (loss)	3.86%[3]	3.90%	4.04%	4.27%	4.55%	4.72%
Portfolio turnover rate	49%	145%	143%	106%	83%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.12[1]	0.24[1]	0.25[1]	0.27	0.27[1]	0.28
Net realized and unrealized gains or losses on investments	(0.12)	0.31	(0.30)	0.38	0.05	0.41

Total from investment operations	0	0.55	(0.05)	0.65	0.32	0.69

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 7.44	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Total return[2]	(0.03%)	7.67%	(0.71%)	9.21%	4.60%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,105	$17,955	$21,776	$26,484	$26,506	$48,284
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.54%[3]	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.54%[3]	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	3.11%[3]	3.19%	3.34%	3.52%	3.80%	3.97%
Portfolio turnover rate	49%	145%	143%	106%	83%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.12	0.24	0.25	0.26	0.27[1]	0.27
Net realized and unrealized gains or losses on investments	(0.12)	0.31	(0.30)	0.39	0.05	0.42

Total from investment operations	0	0.55	(0.05)	0.65	0.32	0.69

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 7.44	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Total return[2]	(0.03%)	7.67%	(0.71%)	9.21%	4.60%	10.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,499	$37,197	$39,461	$45,710	$42,462	$43,610
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.54%[3]	1.57%	1.58%	1.58%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.54%[3]	1.57%	1.58%	1.58%	1.59%	1.60%
Net investment income (loss)	3.12%[3]	3.19%	3.34%	3.52%	3.80%	3.97%
Portfolio turnover rate	49%	145%	143%	106%	83%	67%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 7.56	$ 7.25	$ 7.55	$7.16	$ 7.11	$ 6.70

Income from investment operations
Net investment income (loss)	0.16	0.31	0.32	0.33[2]	0.34[2]	0.36
Net realized and unrealized gains or losses on investments	(0.12)	0.31	(0.30)	0.39	0.05	0.41

Total from investment operations	0.04	0.62	0.02	0.72	0.39	0.77

Distributions to shareholders from
Net investment income	(0.16)	(0.31)	(0.32)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$ 7.44	$ 7.56	$ 7.25	$7.55	$ 7.16	$ 7.11

Total return	0.47%	8.75%	0.29%	10.30%	5.64%	11.60%

Ratios and supplemental data
Net assets, end of period (thousands)	$170,245	$156,892	$101,084	$15,583	$1,778	$1,039
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.54%[3]	0.57%	0.58%	0.58%	0.59%	0.60%
Expenses excluding waivers/reimbursements and expense reductions	0.54%[3]	0.57%	0.58%	0.58%	0.59%	0.60%
Net investment income (loss)	4.12%[3]	4.19%	4.31%	4.51%	4.81%	4.94%
Portfolio turnover rate	49%	145%	143%	106%	83%	67%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
AIRPORT 2.5%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$2,495,000	$2,669,376
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA 1147R-A, 7.67%, 05/01/2011, (Insd. by MBIA) +	6,000,000	6,820,920
RITES-PA 1147R-B, 7.67%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,219,935
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,283,900
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,118,844
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd.
by FGIC)	2,000,000	2,163,920

		22,276,895

COMMUNITY DEVELOPMENT DISTRICT 0.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,465,189
Henderson, NV Local Impt. Dist. RB, No. T-16, 5.125%, 03/01/2025	1,200,000	1,200,972

		4,666,161

CONTINUING CARE RETIREMENT COMMUNITY 2.2%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj.,
6.125%, 07/01/2022	685,000	730,717
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,937,100
North Carolina Med. Care Commission Retirement Facs. RRB, First Mtge.,
United Methodist Retirement Homes, Ser. C:
5.125%, 10/01/2019	1,300,000	1,321,515
5.25%, 10/01/2024	2,500,000	2,545,975
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%,
08/01/2035, (Insd. by GNMA)	495,000	516,869
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033 (Insd. by
AMBAC)	3,500,000	3,692,360
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015,
(Insd. by AMBAC)	5,500,000	6,074,585

		19,819,121

EDUCATION 3.7%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus,
5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,397,201
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,216,866
Massachusetts Dev. Fin. Agcy. RB, Massachusetts College of Pharmacy Allied Proj.,
6.375%, 07/01/2023	1,000,000	1,114,860
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Hlth. Sys., Ser. A,
5.00%, 08/15/2016, (Insd. by AMBAC)	5,000,000	5,353,000
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%,
03/01/2026	1,640,000	2,088,097
University of California RB, Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	9,988,393
University of New Mexico Hosp. Mtge. RB, 5.00%, 07/01/2021, (Insd. by FHA &
FSA)	3,835,000	3,984,028

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia College Bldg. Auth. RB, Virginia Edl. Facs.:
21st Century College and Equipment, 5.00%, 02/01/2015	$3,085,000	$3,333,713
Pub. Higher Ed. Fin. Program, Ser. A, 5.00%, 09/01/2015	3,350,000	3,628,552
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019, (Insd. by
FSA)	1,000,000	1,052,060

		33,156,770

ELECTRIC REVENUE 2.6%
Energy Northwest Washington Elec. RRB, Proj. No. 1, Ser. A, 5.75%, 07/01/2017,
(Insd. by MBIA)	5,000,000	5,511,150
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%,
09/01/2022, (Insd. by FGIC)	10,000,000	12,918,300
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,067,640
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	580,255

		23,077,345

GENERAL OBLIGATION - LOCAL 14.2%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%,
12/01/2015, (Insd. by MBIA)	2,000,000	2,406,780
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,665,000	1,804,277
Douglas Cnty., GA Sch. Dist. GO:
5.00%, 04/01/2015, (Insd. by FSA)	3,560,000	3,849,321
5.00%, 04/01/2017, (Insd. by FSA)	3,000,000	3,217,170
El Paso Cnty., CO Sch. Dist. No. 11 GO:
6.50%, 12/01/2012	2,310,000	2,700,228
7.10%, 12/01/2013	2,000,000	2,440,180
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	8,685,000	9,127,761
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,795,243
Los Angeles, CA GO, Refunding, Ser. B:
5.00%, 09/01/2018, (Insd. by FSA)	6,630,000	7,099,802
5.00%, 09/01/2019, (Insd. by FSA)	7,450,000	7,947,064
Los Angeles, CA Unified Sch. Dist. GO:
Ser. A-2, 5.00%, 07/01/2022, (Insd. by MBIA)	5,000,000	5,284,500
Ser. E, 5.00%, 07/01/2018, (Insd. by AMBAC)	11,695,000	12,512,364
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	521,190
Napa Valley, CA Cmnty. College Dist. GO, Election of 2002, Ser. B, 5.00%,
08/01/2020, (Insd. by MBIA)	4,130,000	4,393,494
New York, NY GO:
Ser. G, 5.00%, 12/01/2021	10,000,000	10,374,300
Ser. J, 5.00%, 03/01/2017	9,270,000	9,746,014
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	627,260
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017, (Insd. by
MBIA)	13,000,000	13,979,290
Pasadena, CA Univ. Sch. Dist. GO, Refunding, 5.25%, 11/01/2016, (Insd. by FSA)	5,000,000	5,554,500
Riverside, CA Cmnty. College Dist. GO, Refunding, 5.00%, 08/01/2017, (Insd. by
FSA)	3,570,000	3,838,928

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
San Diego, CA Unified Sch. Dist. GO, Election of 1998, Ser. G, 5.00%, 07/01/2018,
(Insd. by FSA)	$3,675,000	$3,931,846
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by
AMBAC)	300,000	307,050
Yosemite, CA Cmnty. College Dist. GO, Election of 2004, Ser. A:
5.00%, 08/01/2018, (Insd. by FGIC)	3,140,000	3,360,962
5.00%, 08/01/2020, (Insd. by FGIC)	3,405,000	3,622,239
5.00%, 08/01/2021, (Insd. by FGIC)	4,030,000	4,273,936

		125,715,699

GENERAL OBLIGATION - STATE 5.2%
Florida Board of Ed. GO, Refunding, Ser. B, 5.00%, 01/01/2016	10,000,000	10,788,500
Georgia GO, Ser. C, 5.50%, 07/01/2015	11,000,000	12,273,360
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	6,850,000	7,000,426
Minnesota GO, 5.00%, 10/01/2017	7,000,000	7,558,320
New Jersey GO, Refunding, Ser. N, 5.50%, 07/15/2016, (Insd. by AMBAC)	2,000,000	2,253,820
Texas GO, Veteran’s Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,034,540
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,165,290
Ser. B & AT-7, 6.40%, 06/01/2017	3,750,000	4,439,287

		46,513,543

HOSPITAL 16.6%
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,602,920
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,232,922
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 7.74%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,548,022
RITES-PA 848R-B, 7.74%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,623,911
RITES-PA 848R-C, 7.74%, 02/15/2015, (Insd. by FSA) +	865,000	1,004,732
RITES-PA 848R-D, 7.74%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,817,928
Kent, MI Hosp. Fin. Auth. RB, Metro. Hosp. Proj., Ser. A, 6.25%, 07/01/2040	5,000,000	5,394,050
Kerrville, TX Hlth. Facs. Dev. Corp. Hosp. RB, Sid Peterson Mem. Hosp. Proj., 5.45%,
08/15/2035	5,750,000	5,744,422
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A, 5.75%, 10/01/2018	5,000,000	5,404,000
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries:
Ser. B, SAVRS, 3.30%, 07/01/2030	6,975,000	6,975,000
Ser. C, SAVRS, 3.33%, 07/01/2030	15,000,000	15,000,000
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co., Inc.)	1,350,000	1,458,189
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co., Inc.)	1,050,000	1,095,811
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co., Inc.)	1,000,000	1,089,260
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctors Cmnty. Hosp., Inc., 5.75%,
07/01/2013	3,680,000	3,684,379
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2021, (Insd. by FHA & MBIA)	2,435,000	2,592,277
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,625,000	2,794,549
5.25%, 08/15/2022, (Insd. by FHA & MBIA)	6,030,000	6,401,569
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	3,125,000	3,308,281

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A, 5.00%, 05/15/2021	$ 3,000,000	$3,119,130
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd.
by MBIA)	2,500,000	3,003,150
New York Dorm. Auth. RB:
Mental Hlth. Svcs. Facs. Impt.:
Ser. B, 5.00%, 02/15/2015, (Insd. by AMBAC)	3,730,000	4,022,208
Ser. C, 5.00%, 08/15/2018, (Insd. by FGIC)	3,245,000	3,446,450
Wyckoff Heights Hosp., 5.20%, 02/15/2014, (Insd. by MBIA)	1,000,000	1,046,920
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A:
6.375%, 11/15/2019, (Insd. by State of New York Mtge. Agcy.)	1,435,000	1,466,843
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,187,872
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%,
11/15/2018	2,000,000	2,119,760
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	4,955,395
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Impt. Proj., Ser. C, 7.00%,
08/01/2030	7,500,000	8,677,800
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2030	3,980,000	4,244,073
6.00%, 11/15/2035	9,000,000	9,586,350
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%,
06/01/2022	750,000	819,593
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,483,650
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,058,015
Synergy Hlth., Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,634,975
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%,
08/15/2022	7,500,000	8,256,075

		146,900,481

HOUSING 5.0%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	540,000	552,982
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S.
Bancorp)	2,800,000	2,913,932
Chicago Heights, IL Residential Mtge. RB, 0.00%, 06/01/2009 (n)	180,000	139,928
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	105,000	105,677
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,690,000	2,957,413
Colorado HFA SFHRB, Sr. Ser. D-2, 6.90%, 04/01/2029	715,000	738,967
Delaware Hsg. Auth. SFHRB, Ser. A, 6.70%, 01/01/2033	2,715,000	2,786,730
General Motors Acceptance Corp. Muni. Mtge. Trust:
Ser. A-2, 4.80%, 10/31/2040 144A	3,500,000	3,447,640
Ser. C-1, 5.70%, 10/31/2040 144A	3,000,000	2,972,040
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	761,453
Idaho HFA SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,220,000	1,276,242
Indiana Hsg. Fin. Auth. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA &
GNMA)	1,755,000	1,798,384

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	$ 850,000	$851,054
Ser. D-2, 5.80%, 11/15/2016	1,800,000	1,810,800
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,802
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	95,000	98,391
Minnesota Hsg. Fin. Agcy. SFHRB, 6.00%, 07/01/2022	3,460,000	3,542,902
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA &
GNMA)	945,000	977,357
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	25,000	25,547
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	75,000	75,305
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	355,000	357,027
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.,
Inc.)	5,940,000	6,191,440
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,385,000	1,462,809
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014,
(Insd. by FNMA)	1,120,000	1,162,941
Tennessee HDA RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,645,000	1,646,826
5.00%, 07/01/2034	4,635,000	4,706,008
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	130,000	135,789
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	725,000	727,762

		44,309,148

INDUSTRIAL DEVELOPMENT REVENUE 9.4%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj.,
Ser. A-2, 5.40%, 04/01/2025	3,000,000	3,073,800
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., Ser. A, 6.25%, 04/01/2021	3,965,000	4,114,243
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,589,475
Chesterfield Cnty., VA IDA PCRB, Virginia Elec. & Power Co.:
Ser. A, 5.875%, 06/01/2017	3,000,000	3,208,530
Ser. B, 5.875%, 06/01/2017	1,500,000	1,604,265
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%,
06/01/2016	4,050,000	4,269,672
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon,
Inc. Proj., Ser. A, 5.50%, 01/01/2015	5,000,000	5,085,500
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj.,
5.75%, 08/01/2035	3,500,000	3,628,695
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	3,000,000	2,993,970
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj., 5.10%, 01/15/2017, (Gtd.
by FedEx)	10,000,000	10,334,200
Michigan Strategic Fund Solid Waste Disposal RRB, Ltd. Obl. Waste Mgmt.,
3.15%, 12/01/2013	3,000,000	2,996,370
Monroe Cnty., GA PCRB, Oglethorpe Power Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,111,430

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%,
03/01/2024	$2,000,000	$2,139,280
Texas Alliance Arpt. Auth., Inc. Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	19,875,000	20,432,891
Tooele Cnty., UT Hazardous Waste Treatment RB, Union Pacific Proj., Ser. A,
5.70%, 11/01/2026	10,000,000	10,453,100

		83,035,421

LEASE 1.8%
Charlotte, NC COP, Refunding, Convention Facs. Proj.:
5.00%, 12/01/2021	2,485,000	2,594,365
5.00%, 12/01/2022	2,610,000	2,718,445
Maryland Econ. Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	4,540,000	4,819,664
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,704,033
Newberry Cnty., SC Sch. Dist. RB, Newberry Investing in Children’s Ed. Proj.,
5.25%, 12/01/2025	2,000,000	2,058,020
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	760,000	774,934

		15,669,461

MISCELLANEOUS REVENUE 3.2%
MuniMae Tax-exempt Bond Subsidiary, LLC RB, Ser. B-3, 5.30%, 11/04/2049
144A	2,000,000	2,005,760
New York Thruway Auth. Hwy. & Bridge Trust Fund RB, Ser. B-2, 5.00%,
04/01/2016	10,000,000	10,789,200
New York Urban Dev. Corp. RB, 5.50%, 07/01/2016	10,000,000	10,299,400
Oakland, CA Joint Powers Fin. Auth. RB, 5.00%, 06/15/2016	5,000,000	5,385,450

		28,479,810

PORT AUTHORITY 0.2%
Port Auth. of New York & New Jersey RB, Ser. 119, 5.875%, 09/15/2015, (Insd. by
FGIC)	1,500,000	1,542,435

PRE-REFUNDED 4.1%
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,718,333
Medical Univ. of South Carolina, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,174,109
6.25%, 08/15/2022	5,000,000	5,739,800
6.375%, 08/15/2027	3,000,000	3,465,930
6.50%, 08/15/2032	5,000,000	5,813,350
Metropolitan Trans. Auth. RB, New York Svcs. Contract, Ser. 7, 5.625%,
07/01/2016	11,600,000	11,758,920
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A, 5.75%,
02/15/2011, (Insd. by AMBAC)	950,000	973,845
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	930,000	983,494

		36,627,781

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd.
by AMBAC)	2,000,000	2,226,760

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	$2,560,000	$2,722,995

RESOURCE RECOVERY 1.5%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	4,000,000	3,985,720
Eastern Connecticut Resource Recovery Auth. RB, Wheelabrator Lisbon, Inc. Proj.,
Ser. A, 5.50%, 01/01/2014	7,000,000	7,057,400
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,024,400

		13,067,520

SALES TAX 3.0%
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	6,335,280
Massachusetts Sch. Bldg. Auth. RB, Dedicated Sales Tax, Ser. A, 5.00%, 08/15/2021,
(Insd. by FSA)	10,000,000	10,574,600
Town Ctr. Impt. Dist., Texas Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,423
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,391
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,411
RITES-PA 884A, 7.74%, 03/01/2014, (Insd. by FGIC) +	910,000	1,063,990
RITES-PA 884B, 7.74%, 03/01/2015, (Insd. by FGIC) +	865,000	1,011,375
RITES-PA 884C, 7.74%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,173,787
RITES-PA 884D, 7.99%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,251,601
RITES-PA 884E, 7.99%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,327,279
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second
Lien, Area B, 5.00%, 12/01/2020	4,000,000	4,109,040

		26,863,177

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Waste Disposal RB, 6.75%, 08/01/2024	2,000,000	2,025,420
Spokane, WA Regl. Solid Waste RRB, 6.50%, 01/01/2011	2,000,000	2,238,700

		4,264,120

SPECIAL TAX 1.2%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	660,000	664,105
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%,
07/01/2016	250,000	255,983
New York, NY City Transitional Fin. Auth. RRB, Sub. Ser. A-2, 5.00%, 11/01/2018,
(Insd. by FGIC)	9,000,000	9,616,590

		10,536,678

STUDENT LOAN 2.2%
Education Loans, Inc., South Dakota Student Loan RB, 5.60%, 06/01/2020	14,300,000	14,823,809
Massachusetts Ed. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by
AMBAC)	1,445,000	1,477,556
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,016,840
NEBHELP, Inc., Nebraska RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA).	825,000	844,157
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,306,450

		19,468,812

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 4.8%
Tobacco Settlement Auth. of Washington RB, 6.50%, 06/01/2026	$ 10,000,000	$10,703,000
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	5,217,044	5,192,889
Tobacco Settlement Fin. Corp. of New York RB:
Ser. A-1:
5.25%, 06/01/2020, (Insd. by AMBAC)	12,590,000	13,466,641
5.50%, 06/01/2016	5,000,000	5,333,850
Ser. C-1, 5.50%, 06/01/2015	7,000,000	7,467,390

		42,163,770

TRANSPORTATION 5.9%
Delaware River Joint Toll Bridge Commission, Pennsylvania RB:
5.25%, 07/01/2017	650,000	693,920
5.25%, 07/01/2018	635,000	675,786
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014,
(Insd. by FGIC)	4,185,000	4,484,939
Jacksonville, FL Econ. Dev. Cmnty. IDRB, Metro. Parking Solutions Proj., 5.75%,
10/01/2024, (Insd. by ACA)	5,000,000	5,405,250
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,449,169
Metropolitan Atlanta, GA Rapid Transit Auth. Sales Tax RRB, Ser. P, 6.25%,
07/01/2011, (Insd. by AMBAC)	4,255,000	4,772,791
New Jersey TTFA RRB, Ser. B, 5.25%, 12/15/2016, (Insd. by MBIA)	9,000,000	9,829,260
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015,
(Insd. by FGIC)	2,960,000	3,971,610
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	8,000,000	8,499,360
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd.
by AMBAC)	9,400,000	10,085,918
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00%, 12/01/2016, (Insd. by
FGIC) (n)	1,650,000	1,011,417

		51,879,420

WATER & SEWER 6.3%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,039,750
Atlanta, GA Water & Wastewater RB, 5.00%, 11/01/2024, (Insd. by FSA)	4,000,000	4,172,320
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,226,700
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,051,430
Glendale, AZ Water & Sewer RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,865,990
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment
Facs., Ser. A, 8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,269,630
Massachusetts Water Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%,
08/01/2028	9,000,000	9,534,870
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	451,034
Ser. E, 6.875%, 06/15/2010	545,000	546,836
Phoenix, AZ Civic Impt. Corp. Water Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by
FGIC)	2,500,000	2,724,200

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Cnty. Sanitation Dist. No. 1,
5.00%, 08/01/2024, (Insd. by MBIA)	$6,480,000	$6,804,000
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,327,557

		56,014,317

Total Municipal Obligations (cost $837,192,380)		860,997,640

	Shares	Value

SHORT-TERM INVESTMENTS 4.1%
MUTUAL FUND SHARES 4.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $36,630,462)	36,630,462	36,630,462

Total Investments (cost $873,822,842) 101.3%		897,628,102
Other Assets and Liabilities (1.3%)		(11,738,830)

Net Assets 100.0%		$885,889,272

+	Inverse floating rate security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	IDA	Industrial Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHA	Federal Housing Authority	PCRRB	Pollution Control Refunding Revenue Bond
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	RITES	Residual Interest Tax-Exempt Security
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SAVRS	Select Auction Variable Rate Securities
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
HDA	Housing Development Authority	TTFA	Transportation Trust Fund Authority
HFA	Housing Finance Authority

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:
New York	12.4%	North Carolina	1.4%
California	11.9%	New Jersey	1.3%
South Carolina	6.5%	Pennsylvania	1.3%
Texas	6.0%	Ohio	1.2%
Washington	5.6%	Utah	1.2%
Georgia	3.8%	Kansas	1.1%
Florida	3.7%	Arizona	0.8%
Louisiana	3.0%	Missouri	0.8%
Massachusetts	2.9%	New Hampshire	0.7%
Michigan	2.8%	New Mexico	0.4%
Minnesota	2.8%	Vermont	0.4%
Virginia	2.6%	Delaware	0.3%
Indiana	2.5%	Maine	0.3%
Illinois	2.1%	District of Columbia	0.3%
Alabama	2.1%	Mississippi	0.3%
Alaska	2.0%	West Virginia	0.2%
Colorado	1.8%	Idaho	0.1%
Wisconsin	1.7%	Nevada	0.1%
South Dakota	1.7%	Oklahoma	0.1%
Maryland	1.6%	Nebraska	0.1%
Tennessee	1.5%	Wyoming	0.1%
Connecticut	1.5%	Non-state specific	5.0%

			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005:
AAA	55.0%
AA	10.3%
A	16.5%
BBB	16.3%
NR	1.9%

100.0%

The following table shows the percent of total investments by maturity as of November 30, 2005:
Less than 1 year	5.1%
1 to 3 year(s)	0.5%
3 to 5 years	1.4%
5 to 10 years	19.3%
10 to 20 years	60.9%
20 to 30 years	11.6%
Greater than 30 years	1.2%

100.0%

See Notes to Financial Statements

20

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $837,192,380)	$860,997,640
Investments in affiliated money market fund, at value (cost $36,630,462)	36,630,462

Total investments	897,628,102
Receivable for securities sold	31,575,979
Receivable for Fund shares sold	1,093,624
Interest receivable	14,386,395
Receivable from investment advisor	12,040
Prepaid expenses and other assets	271,551

Total assets	944,967,691

Liabilities
Dividends payable	1,532,436
Payable for securities purchased	56,152,717
Payable for Fund shares redeemed	1,268,336
Due to related parties	4,446
Accrued expenses and other liabilities	120,484

Total liabilities	59,078,419

Net assets	$885,889,272

Net assets represented by
Paid-in capital	$880,070,216
Overdistributed net investment income	(787,924)
Accumulated net realized losses on investments	(17,198,280)
Net unrealized gains on investments	23,805,260

Total net assets	$885,889,272

Net assets consists of
Class A	$662,040,258
Class B	16,104,813
Class C	37,499,244
Class I	170,244,957

Total net assets	$885,889,272

Shares outstanding (unlimited number of shares authorized)
Class A	89,039,924
Class B	2,166,081
Class C	5,043,601
Class I	22,897,675

Net asset value per share
Class A	$7.44
Class A — Offering price (based on sales charge of 4.75%)	$7.81
Class B	$7.44
Class C	$7.44
Class I	$7.44

See Notes to Financial Statements

21

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Interest	$20,308,475
Income from affiliate	475,191

Total investment income	20,783,666

Expenses
Advisory fee	1,503,463
Distribution Plan expenses
Class A	1,010,783
Class B	85,626
Class C	189,443
Administrative services fee	444,129
Transfer agent fees	279,865
Trustees’ fees and expenses	6,510
Printing and postage expenses	26,773
Custodian and accounting fees	132,869
Registration and filing fees	14,603
Professional fees	13,785
Other	3,795

Total expenses	3,711,644
Less: Expense reductions	(8,049)
Expense reimbursements	(139,932)

Net expenses	3,563,663

Net investment income	17,220,003

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,739,249
Net change in unrealized gains or losses on investments	(16,945,265)

Net realized and unrealized gains or losses on investments	(14,206,016)

Net increase in net assets resulting from operations	$3,013,987

See Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$17,220,003		$34,223,590
Net realized gains on investments		2,739,249		17,114,757
Net change in unrealized gains or losses
on investments		(16,945,265)		18,630,227

Net increase in net assets resulting from
operations		3,013,987		69,968,574

Distributions to shareholders from
Net investment income
Class A		(12,933,054)		(26,852,339)
Class B		(268,544)		(638,262)
Class C		(594,590)		(1,231,397)
Class I		(3,389,112)		(5,610,857)

Total distributions to shareholders		(17,185,300)		(34,332,855)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,623,049	19,563,326	2,249,665	16,834,987
Class B	233,542	1,757,199	212,517	1,586,073
Class C	458,368	3,439,978	334,684	2,498,282
Class I	3,005,732	22,552,348	8,129,393	60,347,526

		47,312,851		81,266,868

Net asset value of shares issued in
reinvestment of distributions
Class A	984,789	7,389,556	2,019,590	15,041,661
Class B	17,674	132,639	43,565	324,313
Class C	44,322	332,600	96,322	717,325
Class I	2,187	16,419	4,309	32,080

		7,871,214		16,115,379

Automatic conversion of Class B
shares to Class A shares
Class A	224,344	1,684,664	269,426	2,011,993
Class B	(224,344)	(1,684,664)	(269,426)	(2,011,993)

		0		0

Payment for shares redeemed
Class A	(4,697,239)	(35,226,033)	(10,889,082)	(80,858,215)
Class B	(237,391)	(1,780,483)	(612,367)	(4,542,282)
Class C	(382,624)	(2,862,401)	(948,077)	(7,068,659)
Class I	(876,905)	(6,562,841)	(1,303,821)	(9,712,646)

		(46,431,758)		(102,181,802)

Net increase (decrease) in net assets
resulting from capital share
transactions		8,752,307		(4,799,555)

Total increase (decrease) in net assets		(5,419,006)		30,836,164
Net assets
Beginning of period		891,308,278		860,472,114

End of period	$ 885,889,272		$ 891,308,278

Overdistributed net investment income		$(787,924)		$(822,627)

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $139,932.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2005, EIS received $14,088 from the sale of Class A shares and $8,256 and $1,556 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $420,955,596 and $423,077,183, respectively, for the six months ended November 30, 2005.

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $873,826,049. The gross unrealized appreciation and depreciation on securities based on tax cost was $27,379,638 and $3,577,585, respectively, with a net unrealized appreciation of $23,802,053.

As of May 31, 2005, the Fund had $19,934,322 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

29

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to

30

ADDITIONAL INFORMATION (unaudited) continued

the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to

31

ADDITIONAL INFORMATION (unaudited) continued

review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

32

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35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc., Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564619 rv3 1/2006

Evergreen Short-Intermediate Municipal Bond Fund

Evergreen

SHORT-INTERMEDIATE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short-Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2005.

The municipal bond market endured a series of unusual circumstances over the past six months. Though questions about the economy, energy, and monetary policy were becoming routine, a continued surge in the supply of municipal securities had kept the market on edge. In addition, Hurricanes Katrina and Rita devastated much of the Gulf Region, events which cast further doubt on the tax-exempt market. We believe during times such as these, the importance of asset allocation becomes increasingly evident, and that it is crucial for investors to extend the diversification process further, to include strategies within an asset class, such as those municipal bond fund offerings within Evergreen Municipal Trust and Evergreen Select Fixed Income Trust.

The investment period began with expectations for moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (GDP) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash

1

LETTER TO SHAREHOLDERS continued

balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded by once again decreasing. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-exempt market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Diane C. Beaver

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/18/1991

	Class A	Class B	Class C	Class I
Class inception date	1/05/1995	1/05/1995	3/27/2002	11/18/1991

Nasdaq symbol	EMUAX	EMUBX	EMUCX	EMUNX

6-month return with sales charge	-2.80%	-4.87%	-0.91%	N/A

6-month return w/o sales charge	0.49%	0.08%	0.08%	0.59%

Average annual return*

1-year with sales charge	-1.94%	-4.37%	-0.43%	N/A

1-year w/o sales charge	1.37%	0.55%	0.55%	1.56%

5-year	3.08%	2.52%	3.15%	3.91%

10-year	3.36%	2.80%	3.46%	3.84%

Maximum sales charge	3.25%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short-Intermediate Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers 3-Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

The LB3YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of November 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,004.90	$ 3.97
Class B	$ 1,000.00	$ 1,000.83	$ 7.98
Class C	$ 1,000.00	$ 1,000.83	$ 7.98
Class I	$ 1,000.00	$ 1,005.86	$ 2.97
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.11	$ 4.00
Class B	$ 1,000.00	$ 1,017.10	$ 8.04
Class C	$ 1,000.00	$ 1,017.10	$ 8.04
Class I	$ 1,000.00	$ 1,022.11	$ 2.99

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.79% for Class A, 1.59% for Class B, 1.59% for Class C and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.15	0.28	0.31	0.37	0.42	0.44
Net realized and unrealized gains or losses on investments	(0.10)	0.01	(0.32)	0.30	0.07	0.26
Total from investment operations	0.05	0.29	(0.01)	0.67	0.49	0.70

Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.31)	(0.37)	(0.43)	(0.44)

Net asset value, end of period	$ 9.93	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Total return[1]	0.49%	2.90%	(0.11%)	6.80%	5.03%	7.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$65,901	$67,719	$65,930	$48,336	$32,696	$8,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.79%[2]	0.77%	0.79%	0.78%	0.69%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[2]	0.88%	0.91%	0.81%	0.69%	0.71%
Net investment income (loss)	2.99%[2]	2.75%	2.99%	3.58%	4.15%	4.50%
Portfolio turnover rate	33%	104%	43%	27%	22%	48%

[1] Excluding applicable sales charges
[2] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 10.02	$ 10.34	$10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.11	0.20[1]	0.22	0.28	0.33	0.36
Net realized and unrealized gains or losses on investments	(0.10)	0.01	(0.32)	0.30	0.07	0.26
Total from investment operations	0.01	0.21	(0.10)	0.58	0.40	0.62

Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.22)	(0.28)	(0.34)	(0.36)

Net asset value, end of period	$9.93	$ 10.03	$ 10.02	$10.34	$10.04	$ 9.98

Total return[2]	0.08%	2.08%	(0.94%)	5.85%	4.09%	6.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,946	$12,989	$15,303	$16,937	$9,608	$4,401
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[3]	1.58%	1.62%	1.67%	1.59%	1.60%
Expenses excluding waivers/reimbursements and expense reductions	1.59%[3]	1.58%	1.62%	1.67%	1.59%	1.60%

Net investment income (loss)	2.18%[3]	1.94%	2.20%	2.67%	3.25%	3.59%

Portfolio turnover rate	33%	104%	43%	27%	22%	48%

[1] Net investment income (loss) per share is based on average shares outstanding during the period.
[2] Excluding applicable sales charges
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.93

Income from investment operations
Net investment income (loss)	0.11	0.20[2]	0.22	0.28	0.05
Net realized and unrealized gains or losses on investments	(0.10)	0.01	(0.32)	0.30	0.12
Total from investment operations	0.01	0.21	(0.10)	0.58	0.17

Distributions to shareholders from
Net investment income	(0.11)	(0.20)	(0.22)	(0.28)	(0.06)

Net asset value, end of period	$ 9.93	$ 10.03	$ 10.02	$ 10.34	$ 10.04

Total return[3]	0.08%	2.08%	(0.94%)	5.85%	1.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,729	$18,787	$21,013	$13,422	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%[4]	1.58%	1.61%	1.67%	1.59%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.59%[4]	1.58%	1.61%	1.67%	1.59%[4]
Net investment income (loss)	2.19%[4]	1.94%	2.16%	2.57%	3.25%[4]
Portfolio turnover rate	33%	104%	43%	27%	22%

[1] For the period from March 27, 2002 (commencement of class operations), to May 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Excluding applicable sales charge
[4] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98	$ 9.72

Income from investment operations
Net investment income (loss)	0.16	0.30	0.33	0.38	0.43	0.46
Net realized and unrealized gains or losses on investments	(0.10)	0.01	(0.32)	0.30	0.07	0.25
Total from investment operations	0.06	0.31	0.01	0.68	0.50	0.71

Distributions to shareholders from
Net investment income	(0.16)	(0.30)	(0.33)	(0.38)	(0.44)	(0.45)

Net asset value, end of period	$ 9.93	$ 10.03	$ 10.02	$ 10.34	$ 10.04	$ 9.98

Total return	0.59%	3.10%	0.06%	6.91%	5.14%	7.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$414,797	$439,584	$410,654	$293,842	$184,908	$128,558
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%[2]	0.58%	0.61%	0.68%	0.59%	0.61%
Expenses excluding waivers/reimbursements and expense reductions	0.59%[2]	0.58%	0.61%	0.68%	0.59%	0.61%
Net investment income (loss)	3.18%[2]	2.94%	3.17%	3.69%	4.31%	4.59%
Portfolio turnover rate	33%	104%	43%	27%	22%	48%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
[2] Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.9%
AIRPORT 6.0%
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%,
07/01/2009, (Insd. by MBIA)	$ 5,070,000	$5,317,568
Dayton, OH, James M. Cox Dayton Intl. Arpt. RRB, Ser. B, 5.00%, 12/01/2012	2,025,000	2,147,229
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,048,360
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,048,570
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010,
(Insd. by MBIA)	4,000,000	4,245,640
Massachusetts Port Auth. RB Spl. Facs. Delta Airlines, Ser. C, SAVRS, 3.30%,
01/01/2031, (Insd. by AMBAC)	12,000,000	12,000,000
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009, (Insd. by FGIC)	1,280,000	1,350,067
5.50%, 07/01/2010, (Insd. by FGIC)	1,410,000	1,500,804

		30,658,238

COMMUNITY DEVELOPMENT DISTRICT 0.6%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,541,000	1,618,743
Henderson, NV Local Impt. Dist. RB, 4.50%, 03/01/2010	1,595,000	1,596,946

		3,215,689

CONTINUING CARE RETIREMENT COMMUNITY 0.8%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,144,103
5.50%, 10/01/2007	1,075,000	1,092,630
New Jersey EDA RRB, First Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	976,053
5.45%, 01/01/2007	925,000	936,914

		4,149,700

EDUCATION 3.5%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008,
(Insd. by ACA)	1,000,000	1,027,120
New Jersey EDA RB, Sch. Facs. Construction Proj., Ser. O, 5.25%, 03/01/2015	4,000,000	4,339,120
New York Dorm. Auth. RB:
Ser. B, 5.25%, 11/15/2023	5,000,000	5,361,350
Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	5,992,952
Newberry Cnty., SC RB, Investing In Children’s Ed. Sch. Dist. Proj., 5.25%,
12/01/2014	1,000,000	1,061,250

		17,781,792

ELECTRIC REVENUE 3.5%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	1,000,000	1,040,940
Nebraska Pub. Power Dist. RB, Ser. A, 5.25%, 01/01/2011, (Insd. by MBIA)	910,000	953,207
Sikeston, MO Elec. Rev. RB, 6.20%, 06/01/2010, (Insd. by MBIA)	6,370,000	6,921,260
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	250,000	267,507

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Washington Pub. Power Supply Sys. RRB:
Nuclear Proj. No. 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	$1,000,000	$1,045,090
Nuclear Proj. No. 3, Ser. C, 5.10%, 07/01/2007	3,575,000	3,669,094
York Cnty., SC PCRB, SAVRS, Ser. B3, 2.80%, 09/15/2024	4,000,000	4,000,000

		17,897,098

GENERAL OBLIGATION - LOCAL 13.7%
Austin, TX GO, 5.00%, 09/01/2010	5,000,000	5,162,700
Columbus, OH GO, Ser. A, 5.00%, 06/15/2017	7,890,000	8,484,669
Countrydale Metro. Dist. Colorado GO, 3.50%, 12/01/2032, (LOC: Compass
Bancshares, Inc.)	3,995,000	3,969,192
Douglas Cnty., GA Sch. Dist. GO, 5.00%, 04/01/2016, (Insd. by FSA)	3,690,000	3,971,953
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	14,560,000	14,538,451
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,734,085
Johnson Cnty., KS GO, Refunding Internal Impt., 5.25%, 09/01/2009	3,915,000	4,164,699
King Cnty., WA Sch. Dist. No. 411 Issaquah GO, Refunding, 6.375%,
12/01/2008	4,490,000	4,718,900
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,624,827
New York, NY GO:
Ser. C, 5.50%, 08/01/2014	4,500,000	4,886,775
Ser. M, 5.00%, 04/01/2016	4,000,000	4,286,320
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	1,000,000	1,044,590
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,162,700
Wake Cnty., NC GO, Ser. B, 4.75%, 02/01/2015	5,790,000	6,092,585

		69,842,446

GENERAL OBLIGATION - STATE 7.0%
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,191,880
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,456,955
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%,
09/01/2035, (Insd. by FNMA & GNMA)	3,000,000	3,216,720
New York GO, Urban Dev. Corp., Ser. A:
5.00%, 01/01/2027	1,500,000	1,558,110
5.25%, 01/01/2021	3,500,000	3,660,055
Texas GO TRAN, 4.50%, 08/31/2006	10,000,000	10,087,200
Washington GO, Ser. R, 5.00%, 01/01/2014, (Insd. by MBIA)	6,500,000	6,938,230
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,322,300

		35,431,450

HOSPITAL 15.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	6,850,000	7,197,363
Birmingham, AL Baptist Med. Ctr., Spl. Care Facs. Fin. Auth. RB, Baptist Hlth.
Sys. Inc., Ser. A, 5.00%, 11/15/2014	4,330,000	4,454,617
California Hlth. Facs. Fin. Auth. RRB, Catholic Hlth. Care West, Ser. H, 4.45%,
07/01/2026	3,250,000	3,324,912
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,027,810

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	$ 1,000,000	$1,030,490
5.00%, 06/01/2009	1,035,000	1,075,137
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,179,293
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	772,350
5.75%, 09/01/2008	500,000	525,355
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,584,090
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,810,893
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Sunbelt Proj., 3.95%,
11/15/2032	10,000,000	9,911,800
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys., Ser. B:
5.00%, 11/15/2012	1,000,000	1,057,960
5.00%, 11/15/2013	1,260,000	1,331,417
5.00%, 11/15/2014	1,170,000	1,234,432
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,063,005
4.75%, 06/01/2009	1,085,000	1,119,329
Illinois Hlth. Facs. Auth. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	450,000	475,727
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,076,150
Kent Hosp. Fin. Auth. Michigan RB, Spectrum Hlth., Ser. B, 5.00%, 07/15/2011	3,690,000	3,902,249
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	202,548
Lorain Cnty., OH Hosp. RB, Catholic Hlth. Care Partners, 5.00%, 10/01/2009	1,850,000	1,931,826
Louisiana Pub. Facs. Auth. Hosp. RB, Franciscan Missionaries, Ser. C, SAVRS, 3.33%,
07/01/2030	10,000,000	10,000,000
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009,
(Insd. by Radian Group, Inc.)	1,205,000	1,241,656
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,306,258
5.25%, 02/15/2010	1,900,000	1,976,437
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%,
01/01/2010	3,970,000	4,341,036
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%,
07/01/2009	3,630,000	3,754,945
West Orange, FL Hlth. Care Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	601,564
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	843,340
5.00%, 01/01/2009	965,000	995,272
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	1,000,000	1,024,110
5.00%, 08/15/2008	1,430,000	1,481,294
5.75%, 08/15/2011	1,000,000	1,095,350

		79,950,015

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 9.8%
Brevard Cnty., FL Hsg. Facs. Auth. MHRB, Windover Oaks, Ser. A, 6.90%,
02/01/2027, (Insd. by FNMA)	$ 3,750,000	$3,803,437
District of Columbia Fin. Agcy. Mtge. SFHRB, Ser. B, 5.625%, 06/01/2035	3,000,000	3,160,170
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012,
(Insd. by FNMA & GNMA)	1,105,000	1,136,537
Hawaii SFHRB, Hsg. & Cmnty. Dev. Corp., Ser. A, 5.00%, 07/01/2036, (Insd. by
FNMA)	3,420,000	3,523,113
Indiana Fin. Acgy. Mtge. SFHRB, Ser. B-2, 4.00%, 01/01/2034, (Insd. by FNMA
& GNMA)	5,805,000	5,748,691
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,625,000	1,629,696
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,229,447
Nevada Hsg. Division SFHRB:
Mtge. Sr. Notes, Ser. A-2, 5.75%, 04/01/2032	480,000	482,462
Ser. C-2, 5.40%, 04/01/2031	570,000	572,212
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	3,060,000	3,208,502
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,250,000	1,263,950
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016, (Insd. by FNMA & GNMA)	195,000	195,431
Ser. B-2, 6.80%, 09/01/2026, (Insd. by FNMA & GNMA)	595,000	602,872
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB:
Ser. H, 5.125%, 01/01/2029	2,490,000	2,559,844
Ser. J, 4.70%, 07/01/2030	1,805,000	1,813,285
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034,
(Insd. by FNMA & GNMA)	2,095,000	2,185,714
Sedgwick Cnty., KS SFHRB, Mtge. Backed Securities Program, Ser. B-3, 5.60%,
06/01/2028, (Insd. by FNMA & GNMA)	2,425,000	2,504,613
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%,
05/01/2028	5,815,000	5,988,578
Tennessee Hsg. Dev. Agcy. RB, Homeownership Mtge. Program, Ser. 3-A, 5.125%,
07/01/2034	6,325,000	6,493,371
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program, Ser. B, 5.75%,
03/01/2022, (Insd. by MGIC)	1,410,000	1,435,859

		49,537,784

INDUSTRIAL DEVELOPMENT REVENUE 10.3%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj.:
4.45%, 01/01/2032	4,325,000	4,405,531
FRN, 2.85%, 10/01/2032	7,663,000	7,663,000
Chatom, AL Indl. Env. Board PCRRB, SAVRS, 3.25%, 12/01/2024	1,250,000	1,250,000
Erie Cnty., PA IDA Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.90%, 11/01/2009,
(Gtd. by Intl. Paper Co.)	1,000,000	1,026,110
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,492,184
Gulf Coast Waste Disposal Auth. RB, Texas Republic Waste Svcs. Proj., FRN, 3.39%,
12/01/2034	10,500,000	10,500,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Hodgkins, IL Env. Impt. RB, Metro Biosolids Management, LLC. Proj.:
5.50%, 11/01/2007	$ 1,500,000	$1,518,915
5.75%, 11/01/2009	1,945,000	1,995,220
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,247,488
Jefferson Parish Lousiana IDRB, Sara Lee Corp Proj., 4.09%, 06/01/2024	2,400,000	2,400,000
Louisa, VA IDRB, Virginia Elec. & Power Co., 5.25%, 12/01/2008	1,000,000	1,025,550
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%,
09/01/2009	3,000,000	3,107,640
Mississippi Business Fin. Corp. PCRRB, Mississippi Power Co. Proj., SAVRS, 3.15%,
09/01/2028	9,556,000	9,556,000
Mobile, AL Indl. Dev. Board PCRRB, Intl. Paper Co. Proj., Ser. A, 4.65%,
12/01/2011	2,000,000	2,029,280
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,101,620

		52,318,538

LEASE 2.1%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007, (Insd. by
Radian Group, Inc.)	5,085,000	5,174,852
Michigan Bldg. Auth. RB, Refinancing Facs. Program, Ser. I, 5.125%,
10/15/2020	5,000,000	5,277,750

		10,452,602

MISCELLANEOUS REVENUE 3.1%
Lower Colorado River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,426,800
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,650,185
United Nations Dev. Corp. of New York RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,324,812
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,473,051

		15,874,848

PRE-REFUNDED 3.1%
Broward Cnty., FL Expressway Auth., 9.875%, 07/01/2009	1,100,000	1,247,147
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%,
07/01/2011	500,000	536,455
Medical Univ. of South Carolina Hosp. Facs. RB, Ser. A, 6.00%, 08/15/2012	1,950,000	2,209,818
Michigan COP, New Ctr. Dev., Inc. Proj., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,589,700
New York Dorm. Auth. RB, City Univ. Sys. Cons. Proj., Ser. D, 7.00%, 07/01/2009	4,360,000	4,661,276
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	615,000	650,861
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,307,295
Washington Pub. Power Supply Sys. RB, Nuclear Proj. No. 1, Ser. B, 7.25%,
07/01/2009	3,145,000	3,378,264

		15,580,816

RESOURCE RECOVERY 3.4%
Amelia Cnty., VA IDA Solid Waste Disposal RRB, Waste Mgmt., Inc. Proj., 4.05%,
04/01/2027, (Gtd. by Waste Mgmt., Inc.)	2,000,000	1,992,860
Arkansas Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 3.65%, 08/01/2021, (Gtd.
by Waste Mgmt., Inc.)	1,000,000	998,300

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Bucks Cnty., PA IDA RB, Waste Mgmt., Inc. Proj., 4.90%, 12/01/2022, (Gtd. by
Waste Mgmt., Inc.)	$ 1,000,000	$1,015,620
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB, USA Waste Svcs., Inc.
Proj., Ser. B, 5.00%, 06/01/2018	1,100,000	1,126,664
Hempstead Town, NY IDRB, America Fuel Co. Proj., 5.00%, 12/01/2010	7,000,000	7,272,650
Indiana Fin. Indl. Dev. Republic Svcs. Inc. Proj. RB, 3.40%, 11/01/2035	5,000,000	5,000,000

		17,406,094

SALES TAX 2.7%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,740,032
New York, NY Transitional Future Tax RB, Ser. A, 5.50%, 11/01/2014, (Insd. by
FGIC)	6,500,000	7,178,210
Wyandotte Cnty. & Kansas City, KS, Kansas Univ. Govt. Spl. Obl. RRB, Ser. B,
4.75%, 12/01/2016	2,500,000	2,549,900

		13,468,142

SOLID WASTE 2.1%
Connecticut Resources Recovery RB, American Fuel Co. Proj., Ser. A, 5.50%,
11/15/2009	3,500,000	3,707,865
Gulf Coast Waste Disposal Auth. of Texas RB, Waste Mgmt. of Texas, Ser. A,
3.625%, 05/01/2028	3,000,000	2,996,040
Northeast, MD Waste Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by
AMBAC)	3,500,000	3,732,715

		10,436,620

SPECIAL TAX 2.0%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A:
5.625%, 12/15/2005	425,000	425,353
5.75%, 12/15/2005	120,000	120,104
5.875%, 12/15/2010	2,530,000	2,727,846
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,505,600
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3,
4.125%, 05/01/2031, (LOC: Bank of America Corp.)	1,400,000	1,411,228

		10,190,131

STUDENT LOAN 3.3%
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,073,260
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,607,075
Pennsylvania Higher Edl. Assistance Agcy. Student Loan RB, ARS, Sr. Sub-Ser. Z-1,
3.10%, 06/01/2039	10,000,000	10,000,000

		16,680,335

TOBACCO REVENUE 0.9%
Tobacco Settlement Fin. Corp. of New Jersey RB, 5.00%, 06/01/2009	1,000,000	1,016,360
Tobacco Settlement Fin. Corp. of New York RB:
Ser. A-1, 5.00%, 06/01/2011	1,500,000	1,512,240
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,081,720

		4,610,320

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.6%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by
MBIA)	$ 7,250,000	$7,512,088
Missouri Hwy. & Trans. Commission RB, Ser. A, 5.00%, 02/01/2014	5,000,000	5,340,000
New York Throughway & Hwy. Auth. RB, Ser. B, 5.00%, 04/01/2013, (Insd. by
FGIC)	5,000,000	5,385,750

		18,237,838

UTILITY 1.5%
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011, (Insd. by FGIC)	2,405,000	2,542,831
Indianapolis, IN Gas Util. RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009,
(Insd. by AMBAC)	5,000,000	5,223,300

		7,766,131

WATER & SEWER 0.2%
Kannapolis, NC Water & Sewer RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,049,480

Total Municipal Obligations (cost $503,592,554)		502,536,107

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Municipal Money Market Fund ø (cost $615,785)	615,785	615,785

Total Investments (cost $504,208,339) 99.0%		503,151,892
Other Assets and Liabilities 1.0%		5,220,575

Net Assets 100.0%		$508,372,467

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association	HFA	Housing Finance Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
ARS	Auction Rate Security	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	LOC	Letter of Credit
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MGIC	Mortgage Guaranty Insurance Corp.
FGIC	Financial Guaranty Insurance Co.	MHRB	Multifamily Housing Revenue Bond
FNMA	Federal National Mortgage Association	PCRB	Pollution Control Revenue Bond
FRN	Floating Rate Note	PCRRB	Pollution Control Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	RB	Revenue Bond
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SAVRS	Select Auction Variable Rate Securities
HDA	Housing Development Authority	SFHRB	Single Family Housing Revenue Bond
		TRAN	Tax Revenue Anticipation Note

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

New York	11.2%	New Jersey	1.9%
Texas	10.0%	Nevada	1.6%
Florida	6.8%	South Carolina	1.4%
Pennsylvania	5.1%	Hawaii	1.3%
Kansas	4.7%	Connecticut	1.2%
Washington	4.2%	South Dakota	1.2%
Indiana	3.6%	Maryland	1.1%
Louisiana	3.5%	Oregon	0.9%
Missouri	3.5%	Puerto Rico	0.9%
Georgia	3.2%	Vermont	0.9%
California	3.1%	Virginia	0.9%
Massachusetts	3.1%	District of Columbia	0.8%
Michigan	3.0%	New Mexico	0.6%
Tennessee	2.9%	Montana	0.5%
Ohio	2.8%	Maine	0.3%
Colorado	2.3%	North Dakota	0.3%
North Carolina	2.3%	Arizona	0.2%
Wisconsin	2.1%	Arkansas	0.2%
Alabama	2.0%	Nebraska	0.2%
Illinois	2.0%	Oklahoma	0.2%
Mississippi	1.9%	Non-state specific	0.1%

			100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005:

AAA	48.6%
AA	20.8%
A	16.8%
BBB	9.6%
BB	1.5%
NR	2.7%

100.0%

The following table shows the percent of total investments by maturity as of November 30, 2005:

Less than 1 year	22.1%
1 to 3 year(s)	11.0%
3 to 5 years	40.2%
5 to 10 years	21.8%
10 to 20 years	4.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $503,592,554)	$502,536,107
Investments in affiliated money market fund, at value (cost $615,785)	615,785

Total investments	503,151,892
Receivable for Fund shares sold	523,305
Interest receivable	6,629,308
Prepaid expenses and other assets	68,936

Total assets	510,373,441

Liabilities
Dividends payable	1,111,446
Payable for Fund shares redeemed	823,414
Advisory fee payable	1,474
Due to other related parties	1,960
Accrued expenses and other liabilities	62,680

Total liabilities	2,000,974

Net assets	$508,372,467

Net assets represented by
Paid-in capital	$518,041,911
Overdistributed net investment income	(348,048)
Accumulated net realized losses on investments	(8,264,949)
Net unrealized losses on investments	(1,056,447)

Total net assets	$508,372,467

Net assets consists of
Class A	$65,900,839
Class B	10,946,342
Class C	16,728,770
Class I	414,796,516

Total net assets	$508,372,467

Shares outstanding (unlimited number of shares authorized)
Class A	6,639,786
Class B	1,102,868
Class C	1,685,467
Class I	41,791,777

Net asset value per share
Class A	$9.93
Class A — Offering price (based on sales charge of 3.25%)	$10.26
Class B	$9.93
Class C	$9.93
Class I	$9.93

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Interest	$9,826,319
Income from affiliate	145,517

Total investment income	9,971,836

Expenses
Advisory fee	1,056,973
Distribution Plan expenses
Class A	101,553
Class B	58,081
Class C	89,705
Administrative services fee	262,991
Transfer agent fees	90,629
Trustees’ fees and expenses	3,727
Printing and postage expenses	23,007
Custodian and accounting fees	79,391
Registration and filing fees	26,127
Professional fees	14,243
Other	5,525

Total expenses	1,811,952
Less: Expense reductions	(3,578)
Expense reimbursements	(34,091)

Net expenses	1,774,283

Net investment income	8,197,553

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(384,011)
Net change in unrealized gains or losses on investments	(5,071,430)

Net realized and unrealized gains or losses on investments	(5,455,441)

Net increase in net assets resulting from operations	$2,742,112

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$8,197,553		$15,339,173
Net realized losses on investments		(384,011)		(1,894,745)
Net change in unrealized gains or losses
on investments		(5,071,430)		2,241,568

Net increase in net assets resulting from
operations		2,742,112		15,685,996

Distributions to shareholders from
Net investment income
Class A		(1,007,863)		(1,879,341)
Class B		(125,882)		(275,049)
Class C		(194,485)		(394,902)
Class I		(6,825,026)		(12,885,925)

Total distributions to shareholders		(8,153,256)		(15,435,217)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,142,522	11,400,249	2,936,233	29,581,867
Class B	39,194	387,681	40,978	413,338
Class C	55,724	553,810	508,614	5,111,694
Class I	2,422,642	24,117,874	12,510,318	126,008,244

		36,459,614		161,115,143

Net asset value of shares issued in
reinvestment of distributions
Class A	49,631	495,417	89,465	901,302
Class B	7,508	74,954	14,102	142,074
Class C	9,288	92,725	20,232	203,869
Class I	47,581	475,012	88,605	892,641

		1,138,108		2,139,886

Automatic conversion of Class B shares
to Class A shares
Class A	32,305	323,816	34,142	344,345
Class B	(32,305)	(323,816)	(34,142)	(344,345)

		0		0

Payment for shares redeemed
Class A	(1,336,154)	(13,338,518)	(2,887,465)	(29,080,878)
Class B	(206,526)	(2,064,793)	(252,959)	(2,544,467)
Class C	(252,557)	(2,523,849)	(752,614)	(7,582,717)
Class I	(4,504,129)	(44,966,058)	(9,750,387)	(98,120,064)

		(62,893,218)		(137,328,126)

Net increase (decrease) in net assets
resulting from capital share
transactions		(25,295,496)		25,926,903

Total increase (decrease) in net assets		(30,706,640)		26,177,682
Net assets
Beginning of period		539,079,107		512,901,425

End of period		$508,372,467		$539,079,107

Overdistributed net investment income		$(348,048)		$(392,345)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short-Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

due to changes in market conditions or the failure of counter parties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $34,091.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended November 30, 2005, EIS received $2,489 from the sale of Class A shares and $17,008 and $829 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $165,150,520 and $181,268,338, respectively, for the six months ended November 30, 2005.

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $504,208,339. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,084,521 and $3,140,968, respectively, with a net unrealized depreciation of $1,056,447.

As of May 31, 2005, the Fund had $6,375,549 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2012	2013

$317,634	$2,886,072	$47,173	$934,887	$1,541,603	$648,180

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of May 31, 2005, the Fund incurred and elected to defer post-October losses of $1,505,389.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has

28

ADDITIONAL INFORMATION (unaudited)

made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen Fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over the recently completed one-year period, in the third quin-tile over the recently completed three-year period and in the fourth quintile over the recently completed five-year period. In addition, based on information provided by EIMC, the Trustees noted that the Fund has historically been managed to provide a high level of income exempt from federal income tax, other than the alternative minimum tax, while preserving capital, and not for total return. On that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median of fees paid by comparable funds, but below or equal to those paid by a number of comparable funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

564620 rv3 1/2006

Evergreen High Grade Municipal Bond Fund

Evergreen

HIGH GRADE MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen High Grade Municipal Bond Fund, which covers the six-month period ended November 30, 2005.

The municipal bond market endured a series of unusual circumstances over the past six months. Though questions about the economy, energy, and monetary policy were becoming routine, a continued surge in the supply of municipal securities had kept the market on edge. In addition, Hurricanes Katrina and Rita devastated much of the Gulf Region, events which cast further doubt on the tax-exempt market. We believe during times such as these, the importance of asset allocation becomes increasingly evident, and that it is crucial for investors to extend the diversification process further, to include strategies within an asset class, such as those municipal bond fund offerings within Evergreen Municipal Trust and Evergreen Select Fixed Income Trust.

The investment period began with expectations for moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (GDP) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash

1

LETTER TO SHAREHOLDERS continued

balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded by once again decreasing. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-exempt market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

2

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Mathew M. Kiselak

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/21/1992
	Class A	Class B	Class C	Class I
Class inception date	2/21/1992	1/11/1993	4/30/1999	2/28/1994

Nasdaq symbol	EHGAX	EHGBX	EHGCX	EHGYX

6-month return with sales charge	-4.64%	-5.13%	-1.21%	N/A

6-month return w/o sales charge	0.13%	-0.22%	-0.22%	0.28%

Average annual return*

1-year with sales charge	-1.55%	-2.35%	1.63%	N/A

1-year w/o sales charge	3.35%	2.63%	2.63%	3.66%

5-year	4.19%	4.11%	4.45%	5.50%

10-year	4.13%	3.87%	4.14%	4.91%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class C prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Grade Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of November 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	06/01/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,001.26	$ 4.97
Class B	$ 1,000.00	$ 997.76	$ 8.66
Class C	$ 1,000.00	$ 997.76	$ 8.66
Class I	$ 1,000.00	$ 1,002.77	$ 3.67
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.10	$ 5.01
Class B	$ 1,000.00	$ 1,016.39	$ 8.74
Class C	$ 1,000.00	$ 1,016.39	$ 8.74
Class I	$ 1,000.00	$ 1,021.41	$ 3.70

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.73% for Class B, 1.73% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.21	0.43	0.44	0.46	0.47	0.47
Net realized and unrealized gains or losses on investments	(0.20)	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.01	0.75	(0.17)	1.15	0.62	1.13

Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.44)	(0.46)	(0.47)	(0.47)

Net asset value, end of period	$11.00	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return[1]	0.13%	7.03%	(1.53%)	10.86%	5.92%	11.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$64,578	$65,847	$64,868	$80,942	$65,080	$56,212
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.99%[2]	1.02%	1.03%	0.93%	0.99%	1.04%
Expenses excluding waivers/reimbursements
and expense reductions	1.03%[2]	1.03%	1.03%	0.93%	0.99%	1.04%
Net investment income (loss)	3.87%[2]	3.91%	3.90%	4.11%	4.37%	4.45%
Portfolio turnover rate	56%	55%	64%	48%	40%	23%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.18	0.36	0.36	0.38	0.39	0.39
Net realized and unrealized gains or losses on investments	(0.20)	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	(0.02)	0.68	(0.25)	1.07	0.54	1.05

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.36)	(0.38)	(0.39)	(0.39)

Net asset value, end of period	$ 11.00	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return[1]	(0.22%)	6.28%	(0.22%)	10.05%	5.13%	10.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,523	$16,153	$20,028	$26,460	$25,281	$33,019
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[2]	1.73%	1.73%	1.67%	1.75%	1.79%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[2]	1.73%	1.73%	1.67%	1.75%	1.79%
Net investment income (loss)	3.13%[2]	3.20%	3.20%	3.37%	3.61%	3.70%
Portfolio turnover rate	56%	55%	64%	48%	40%	23%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.20	$10.88	$ 11.49	$ 10.80	$10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.18	0.36[1]	0.36	0.38	0.39	0.39
Net realized and unrealized gains or losses on investments	(0.20)	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	(0.02)	0.68	(0.25)	1.07	0.54	1.05

Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.36)	(0.38)	(0.39)	(0.39)

Net asset value, end of period	$11.00	$11.20	$ 10.88	$ 11.49	$10.80	$10.65

Total return[2]	(0.22%)	6.28%	(2.22%)	10.05%	5.13%	10.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,086	$9,013	$10,291	$12,433	$4,886	$1,496
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.73%[3]	1.73%	1.73%	1.68%	1.72%	1.79%
Expenses excluding waivers/reimbursements
and expense reductions	1.73%[3]	1.73%	1.73%	1.68%	1.72%	1.79%
Net investment income (loss)	3.12%[3]	3.20%	3.20%	3.32%	3.60%	3.70%
Portfolio turnover rate	56%	55%	64%	48%	40%	23%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65	$ 9.99

Income from investment operations
Net investment income (loss)	0.23	0.47	0.47	0.49	0.50	0.50
Net realized and unrealized gains or losses on investments	(0.20)	0.32	(0.61)	0.69	0.15	0.66

Total from investment operations	0.03	0.79	(0.14)	1.18	0.65	1.16

Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.47)	(0.49)	(0.50)	(0.50)

Net asset value, end of period	$ 11.00	$ 11.20	$ 10.88	$ 11.49	$ 10.80	$ 10.65

Total return	0.28%	7.35%	(1.23%)	11.14%	6.18%	11.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$21,118	$22,045	$22,355	$23,936	$22,378	$20,879
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[2]	0.73%	0.73%	0.68%	0.74%	0.79%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[2]	0.73%	0.73%	0.68%	0.74%	0.79%
Net investment income (loss)	4.12%[2]	4.19%	4.20%	4.37%	4.62%	4.70%
Portfolio turnover rate	56%	55%	64%	48%	40%	23%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRPORT 10.2%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%,
01/01/2015	$ 2,000,000	$2,139,780
Chicago, IL O’Hare Intl. Arpt. RB, Second Lien Passenger Facs., Ser. A, 5.75%,
01/01/2018, (Insd. by AMBAC)	3,580,000	3,841,877
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA 1147R-B, 7.73%, 05/01/2011,
(Insd. by FSA) +	1,000,000	1,133,780
San Francisco, CA City & Cnty. Arpt. Commission RB, Intl. Arpt. Proj., 5.50%,
05/01/2015, (Insd. by FSA)	2,000,000	2,088,520
Washington, DC Metro. Arpt. Auth. Sys. RB, Ser. A, 5.25%, 10/01/2020	1,750,000	1,848,998

		11,052,955

EDUCATION 2.4%
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033,
(Insd. by FGIC)	1,750,000	1,820,385
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011,
(Insd. by AMBAC)	250,000	277,795
University of Vermont & State Agricultural College RB, 5.50%, 10/01/2017	420,000	458,909

		2,557,089

ELECTRIC REVENUE 10.3%
Alaska Power Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,126,470
Piedmont, SC Muni. Power Agcy. RRB, Ser. A, 5.00%, 01/01/2015,
(Insd. by MBIA)	2,000,000	2,054,760
Sam Rayburn, TX Muni. Power Agcy. RRB, 5.75%, 10/01/2021, (Gtd. by Radian
Group, Inc.)	2,000,000	2,175,000
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021,
(Insd. by FGIC)	4,500,000	5,772,015

		11,128,245

GENERAL OBLIGATION - LOCAL 15.3%
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,078,380
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023, (Insd. by FSA)	1,980,000	2,121,510
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,049,290
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019,
(Insd. by FSA)	1,000,000	1,083,650
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016,
(Insd. by MBIA)	1,500,000	1,582,455
King Cnty., WA GO, Ser. A, 5.00%, 01/01/2018, (Insd. by FSA)	2,720,000	2,896,800
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,246,330
Los Angeles, CA Unified Sch. Dist. GO, Ser. A-2, 5.00%, 07/01/2022, (Insd.
by MBIA)	1,160,000	1,226,004
Nassau Cnty., NY GO, Sewer Dist. Proj., Ser. B, 6.00%, 05/01/2014,
(Insd. by FGIC)	695,000	797,631
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	627,260
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	958,012
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2017,
(Insd. by MBIA)	1,820,000	1,957,101

		16,624,423

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 5.4%
District of Columbia GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	$ 710,000	$758,181
Georgia GO, Ser. C, 5.50%, 07/01/2015	2,740,000	3,057,182
Illinois GO, 5.70%, 07/01/2014, (Insd. by FGIC)	2,000,000	2,043,920

		5,859,283

HOSPITAL 21.6%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,021,980
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,031,640
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,005,115
Lorain Cnty., OH Hosp. RRB, Catholic Hlth. Care, Ser. A:
5.625%, 10/01/2016	2,000,000	2,147,760
5.625%, 10/01/2017	2,000,000	2,146,680
5.75%, 10/01/2018	2,500,000	2,702,000
Medical University of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2023, (Insd. by FHA & MBIA)	1,000,000	1,058,650
5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,452,759
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%, 02/15/2015	1,945,000	2,094,259
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	1,160,000	1,266,813
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	346,631
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%,
11/15/2030	1,500,000	1,599,525
University of New Mexico RB, Hosp. Proj., 5.00%, 07/01/2024, (Insd. by FSA &
FHA)	1,000,000	1,033,090
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,096,730
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%,
08/15/2016	1,230,000	1,360,749

		23,364,381

HOUSING 5.3%
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018,
(LOC: U.S. Bancorp)	1,000,000	1,040,690
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	680,902
California HFA SFHRB, Ser. A-1, Class III, 5.70%, 08/01/2011	230,000	236,152
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	460,000	474,518
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,036,200
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	1,235,000	1,257,675
Idaho HFA SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	120,000	120,251
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	500,000	500,515
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	135,000	136,723
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	250,000	250,142

		5,733,768

INDUSTRIAL DEVELOPMENT REVENUE 0.9%
Lowndes Cnty., MS Solid Waste Dispoal PCRB, 6.80%, 04/01/2022	715,000	859,966
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	70,000	72,217

		932,183

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 7.8%
Charlotte, NC COP, Convention Fac. Proj., 5.00%, 12/01/2023	$ 2,740,000	$2,844,887
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd.
by AMBAC)	1,000,000	1,248,850
Kansas City, MO Muni. Assistance Corp. RB, Leasehold Capital Impt. Proj., Ser. B,
5.85%, 01/15/2016, (Insd. by AMBAC)	2,000,000	2,025,920
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011,
(Insd. by MBIA)	1,500,000	1,673,790
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016,
(Insd. by AMBAC)	250,000	262,118
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A,
6.25%, 07/01/2015, (Insd. by MBIA)	300,000	351,210

		8,406,775

PRE-REFUNDED 3.1%
Detroit, MI Water Supply Sys. RB, Sr. Lien, Ser. A, 5.50%, 07/01/2014,
(Insd. by FGIC)	1,500,000	1,620,900
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	102,407
Oklahoma Indl. Auth. Hlth. Sys. RRB, Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	840,000	924,244
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	717,238
Texas Muni. Power Agcy. RB, 0.00%, 09/01/2015, (Insd. by MBIA) (n)	40,000	26,322

		3,391,111

RECREATION 1.7%
Ohio Parks & Recreational Facs. RB, Ser. A, 5.25%, 02/01/2018	1,740,000	1,887,395

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by
AMBAC)	100,000	116,884

SALES TAX 2.4%
Metropolitan Atlanta Rapid Trans. Auth. Georgia Sales Tax RRB, Second Indenture
Proj., Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,579,900

SPECIAL TAX 2.2%
District of Columbia HFA SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA &
GNMA)	680,000	684,230
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%,
12/01/2024, (Insd. by AMBAC)	500,000	632,775
New York, NY City Transitional Fin. Auth. RRB, Sub. Ser. A-2, 5.00%, 11/01/2018,
(Insd. by FGIC)	1,000,000	1,068,510

		2,385,515

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016,
(Insd. by AMBAC)	1,000,000	1,040,090

TOBACCO REVENUE 0.5%
Tobacco Settlement Fin. Corp. of Louisiana RB, Ser. 2001, 6.36%, 05/15/2025	573,302	570,647

TRANSPORTATION 5.9%
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,057,640

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
New Jersey TTFA RRB, Ser. B, 5.25%, 12/15/2016, (Insd. by MBIA)	$ 1,000,000	$1,092,140
Port Seattle, WA RB, Ser. B, 5.75%, 02/01/2018, (Insd. by MBIA)	2,000,000	2,124,840
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,033,520
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd.
by AMBAC)	1,000,000	1,072,970

		6,381,110

WATER & SEWER 2.2%
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,280,084
Upper Trinity, TX Regl. Water Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,104,060

		2,384,144

Total Municipal Obligations (cost $102,083,201)		106,395,898

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional Municipal Money Market Fund ø (cost $277,199)	277,199	277,199

Total Investments (cost $102,360,400) 98.5%		106,673,097
Other Assets and Liabilities 1.5%		1,632,252

Net Assets 100.0%		$108,305,349

+	Inverse floating rate security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TTFA	Transportation Trust Fund Authority

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Ohio	14.0%
Illinois	9.4%
California	8.7%
South Carolina	7.4%
Wisconsin	6.7%
Georgia	6.3%
New York	6.1%
Texas	5.3%
Washington	4.7%
District of Columbia	4.1%
Massachusetts	2.7%
North Carolina	2.7%
Oklahoma	2.1%
Alaska	2.0%
Pennsylvania	2.0%
Missouri	1.9%
Indiana	1.6%
Michigan	1.5%
Minnesota	1.5%
Florida	1.4%
New Mexico	1.4%
Idaho	1.3%
Colorado	1.0%
Kansas	1.0%
New Jersey	1.0%
Mississippi	0.8%
Louisiana	0.5%
Vermont	0.4%
Utah	0.2%
Non-state specific	0.3%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005:

AAA	79.8%
AA	13.9%
A	4.0%
BBB	2.3%

100.0%

The following table shows the percent of total investments by maturity as of November 30, 2005:

Less than 1 year	9.5%
1 to 3 year(s)	8.8%
3 to 5 years	28.3%
5 to 10 years	45.0%
10 to 20 years	8.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $102,083,201)	$106,395,898
Investments in affiliated money market fund, at value (cost $277,199)	277,199

Total investments	106,673,097
Receivable for securities sold	6,313,740
Receivable for Fund shares sold	80,101
Interest receivable	1,873,762
Receivable from investment advisor	251
Prepaid expenses and other assets	30,272

Total assets	114,971,223

Liabilities
Dividends payable	118,559
Payable for securities purchased	6,279,880
Payable for Fund shares redeemed	223,233
Due to related parties	977
Accrued expenses and other liabilities	43,224

Total liabilities	6,665,874

Net assets	$108,305,349

Net assets represented by
Paid-in capital	$104,721,196
Undistributed net investment income	50,722
Accumulated net realized losses on investments	(779,266)
Net unrealized gains on investments	4,312,697

Total net assets	$108,305,349

Net assets consists of
Class A	$64,577,893
Class B	14,523,395
Class C	8,085,903
Class I	21,118,158

Total net assets	$108,305,349

Shares outstanding (unlimited number of shares authorized)
Class A	5,871,274
Class B	1,320,436
Class C	735,155
Class I	1,920,022

Net asset value per share
Class A	$11.00
Class A — Offering price (based on sales charge of 4.75%)	$11.55
Class B	$11.00
Class C	$11.00
Class I	$11.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Interest	$2,678,886
Income from affiliate	17,986

Total investment income	2,696,872

Expenses
Advisory fee	233,334
Distribution Plan expenses
Class A	98,235
Class B	77,067
Class C	42,681
Administrative services fee	55,292
Transfer agent fees	49,007
Trustees’ fees and expenses	1,018
Printing and postage expenses	12,579
Custodian and accounting fees	17,570
Registration and filing fees	22,957
Professional fees	12,028
Other	2,588

Total expenses	624,356
Less: Expense reductions	(816)
Expense reimbursements	(13,607)

Net expenses	609,933

Net investment income	2,086,939

Net realized and unrealized gains or losses on investments
Net realized gains on investments	676,459
Net change in unrealized gains or losses on investments	(2,731,051)

Net realized and unrealized gains or losses on investments	(2,054,592)

Net increase in net assets resulting from operations	$32,347

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$2,086,939		$4,396,078
Net realized gains on investments		676,459		1,238,820
Net change in unrealized gains or losses
on investments		(2,731,051)		2,171,089

Net increase in net assets resulting
from operations		32,347		7,805,987

Distributions to shareholders from
Net investment income
Class A		(1,261,005)		(2,559,291)
Class B		(242,800)		(583,070)
Class C		(134,425)		(321,369)
Class I		(449,461)		(935,858)

Total distributions to shareholders		(2,087,691)		(4,399,588)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	283,155	3,155,347	717,831	7,991,318
Class B	74,356	827,724	130,013	1,453,143
Class C	116,959	1,299,019	116,584	1,300,576
Class I	14,822	170,033	129,725	1,448,815

		5,452,123		12,193,852

Net asset value of shares issued in
reinvestment of distributions
Class A	77,803	863,816	149,402	1,661,384
Class B	12,265	136,212	30,212	335,822
Class C	6,702	74,430	17,359	193,001
Class I	23,874	265,112	50,295	559,231

		1,339,570		2,749,438

Automatic conversion of Class B shares
to Class A shares
Class A	53,231	591,384	163,549	1,819,905
Class B	(53,231)	(591,384)	(163,549)	(1,819,905)

		0		0

Payment for shares redeemed
Class A	(420,166)	(4,670,448)	(1,117,437)	(12,402,527)
Class B	(154,772)	(1,717,279)	(396,215)	(4,395,073)
Class C	(193,014)	(2,142,642)	(275,587)	(3,056,622)
Class I	(86,340)	(959,667)	(267,657)	(2,977,749)

		(9,490,036)		(22,831,971)

Net decrease in net assets resulting
from capital share transactions		(2,698,343)		(7,888,681)

Total decrease in net assets		(4,753,687)		(4,482,282)
Net assets
Beginning of period		113,059,036		117,541,318

End of period	$ 108,305,349		$ 113,059,036

Undistributed net investment income		$50,722		$51,474

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Grade Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $13,607.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended November 30, 2005, EIS received $3,599 from the sale of Class A shares and $13,700 and $83 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $60,676,251 and $62,056,085, respectively, for the six months ended November 30, 2005.

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $102,372,091. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,539,617 and $238,611, respectively, with a net unrealized appreciation of $4,301,006.

As of May 31, 2005, the Fund had $1,444,033 in capital loss carryovers for federal income tax purposes expiring in 2009.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During six months ended November 30, 2005, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

25

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with their duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fourth quintile over the recently completed one-year period and in the third quintile over recently completed three- and five-year periods. In addition, based on information provided by EIMC, the Trustees noted that the Fund had historically been managed principally to provide a high level of current income, and not principally for total return, and that, on that basis, the Fund’s investment performance appeared more favorable and consistent with shareholders’ expectations.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

26

ADDITIONAL INFORMATION (unaudited) continued

administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median of fees paid by comparable funds, but lower than that paid by certain comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564616 rv3 1/2006

Evergreen Strategic Municipal Bond Fund

Evergreen

STRATEGIC MUNICIPAL BOND FUND

Semiannual Report
as of November 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

January 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Municipal Bond Fund, which covers the six-month period ended November 30, 2005.

The municipal bond market endured a series of unusual circumstances over the past six months. Though questions about the economy, energy, and monetary policy were becoming routine, a continued surge in the supply of municipal securities had kept the market on edge. In addition, Hurricanes Katrina and Rita devastated much of the Gulf Region, events which cast further doubt on the tax-exempt market. We believe during times such as these, the importance of asset allocation becomes increasingly evident, and that it is crucial for investors to extend the diversification process further, to include strategies within an asset class, such as those municipal bond fund offerings within Evergreen Municipal Trust and Evergreen Select Fixed Income Trust.

The investment period began with expectations for moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (GDP) growth typically associated with economic expansion. Yet energy prices continued to soar throughout the summer months amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to crawl higher. Despite this, the U.S. consumer kept spending and businesses were investing some of their record cash

LETTER TO SHAREHOLDERS continued

balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already anticipated the bout of inflation fears, the Federal Reserve (Fed) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Fed Chairman Alan Greenspan remained transparent in his public statements about the direction of monetary policy and long-term market interest rates responded by once again decreasing. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures, despite energy, were insufficient to halt the expansion. Moreover, we attributed the extent of yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

Throughout this timeframe, our municipal bond teams attempted to capitalize on trends within the tax-exempt market. As spreads narrowed on the municipal yield curve, our portfolio managers attempted to capture yield on the short-end while seeking to maximize total return within longer-dated maturities. In addition, our analysts tried to identify issues in the sector with the best credit quality, and our relative lack of exposure to issuers in the Gulf region aided portfolios in the aftermath of the hurricanes. In addition, the growth in new issuance was less challenging than originally anticipated, as demand was met from non-traditional investors, including hedge funds and insurance

LETTER TO SHAREHOLDERS continued

companies, who viewed municipal securities as attractively valued relative to their counterparts in the U.S. Treasury market.

As always, we continue to recommend that investors maintain their diversified, long-term strategies, including municipal securities, within their fixed income portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of November 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Stamper Capital & Investments, Inc.

Portfolio Manager:

• B. Clark Stamper

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2005.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/21/1985

	Class A	Class B	Class C	Class I
Class inception date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

Nasdaq symbol	VMPAX	VMPIX	DHICX	VMPYX

6-month return with sales charge	-3.38%	-3.87%	0.13%	N/A

6-month return w/o sales charge	1.48%	1.13%	1.13%	1.64%

Average annual return*

1-year with sales charge	-1.64%	-2.50%	1.49%	N/A

1-year w/o sales charge	3.21%	2.50%	2.49%	3.52%

5-year	3.06%	2.98%	3.32%	4.36%

10-year	3.93%	3.68%	3.67%	4.49%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund, Inc. The historical returns for Class I reflect the 1.00% 12b-1 fee in effect for Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, returns for Class I would have been higher. The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Municipal Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of November 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2005 to November 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	6/1/2005	11/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,014.83	$ 4.95
Class B	$ 1,000.00	$ 1,011.28	$ 8.67
Class C	$ 1,000.00	$ 1,011.27	$ 8.67
Class I	$ 1,000.00	$ 1,016.35	$ 3.69
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.16	$ 4.96
Class B	$ 1,000.00	$ 1,016.44	$ 8.69
Class C	$ 1,000.00	$ 1,016.44	$ 8.69
Class I	$ 1,000.00	$ 1,021.41	$ 3.70

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class A, 1.72% for Class B, 1.72% for Class C and 0.73% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS A	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.65	$ 8.34

Income from investment operations
Net investment income (loss)	0.12	0.23	0.24	0.31	0.40	0.48
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.07)	0.02	0.04	0.30

Total from investment operations	0.13	0.32	0.17	0.33	0.44	0.78

Distributions to shareholders from
Net investment income	(0.12)	(0.23)	(0.24)	(0.31)	(0.39)	(0.47)

Net asset value, end of period	$8.75	$ 8.74	$ 8.65	$ 8.72	$ 8.70	$ 8.65

Total return[1]	1.48%	3.74%	1.97%	3.88%	5.20%	9.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$421,799	$449,312	$462,748	$514,377	$396,272	$180,898
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[2]	1.01%	0.99%	0.96%	0.83%	0.90%
Expenses excluding waivers/reimbursements
and expense reductions	1.02%[2]	1.02%	0.99%	0.98%	0.98%	1.04%
Net investment income (loss)	2.74%[2]	2.64%	2.76%	3.53%	4.39%	5.49%
Portfolio turnover rate	44%	63%	76%	68%	79%	68%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS B	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.72	$ 8.63	$ 8.70	$8.68	$ 8.62	$ 8.31

Income from investment operations
Net investment income (loss)	0.09[1]	0.17[1]	0.17	0.25	0.33	0.42
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.06)	0.02	0.06	0.30

Total from investment operations	0.10	0.26	0.11	0.27	0.39	0.72

Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.18)	(0.25)	(0.33)	(0.41)

Net asset value, end of period	$8.73	$ 8.72	$ 8.63	$8.70	$ 8.68	$ 8.62

Total return[2]	1.13%	3.02%	1.25%	3.11%	4.54%	8.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$121,880	$141,000	$196,346	$238,399	$208,427	$195,029
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.72%[3]	1.72%	1.69%	1.70%	1.59%	1.65%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[3]	1.72%	1.69%	1.72%	1.74%	1.79%
Net investment income (loss)	1.99%[3]	1.92%	2.06%	2.80%	3.70%	4.76%
Portfolio turnover rate	44%	63%	76%	68%	79%	68%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS C	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.77	$ 8.68	$ 8.75	$8.73	$ 8.68	$ 8.37

Income from investment operations
Net investment income (loss)	0.09	0.17	0.18	0.25	0.33	0.43
Net realized and unrealized gains or losses on investments	0.01	0.09	(0.07)	0.02	0.05	0.29

Total from investment operations	0.10	0.26	0.11	0.27	0.38	0.72

Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.18)	(0.25)	(0.33)	(0.41)

Net asset value, end of period	$8.78	$ 8.77	$ 8.68	$8.75	$ 8.73	$ 8.68

Total return[1]	1.13%	3.02%	1.26%	3.11%	4.41%	8.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$146,325	$165,623	$214,097	$240,631	$124,281	$64,890
Ratios to average net assets
Expenses including waivers/reimbursements but
excluding expense reductions	1.72%[2]	1.72%	1.69%	1.70%	1.58%	1.65%
Expenses excluding waivers/reimbursements
and expense reductions	1.72%[2]	1.72%	1.69%	1.72%	1.73%	1.79%
Net investment income (loss)	1.99%[2]	1.92%	2.06%	2.75%	3.65%	4.70%
Portfolio turnover rate	44%	63%	76%	68%	79%	68%

1 Excluding applicable sales charges

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended May 31,
	November 30, 2005
CLASS I1	(unaudited)	2005	2004	2003	2002	2001

Net asset value, beginning of period	$8.74	$ 8.65	$ 8.72	$8.70	$ 8.64	$ 8.33

Income from investment operations
Net investment income (loss)	0.13	0.25	0.27	0.33	0.42	0.52
Net realized and unrealized gains or losses on investments	0.01	0.10	(0.07)	0.02	0.05	0.29

Total from investment operations	0.14	0.35	0.20	0.35	0.47	0.81

Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.27)	(0.33)	(0.41)	(0.50)

Net asset value, end of period	$8.75	$ 8.74	$ 8.65	$8.72	$ 8.70	$ 8.64

Total return	1.64%	4.06%	2.27%	4.15%	5.59%	9.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$62,674	$25,322	$10,814	$10,623	$3,964	$1,452
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.73%[2]	0.72%	0.69%	0.70%	0.58%	0.66%
Expenses excluding waivers/reimbursements
and expense reductions	0.73%[2]	0.72%	0.69%	0.72%	0.73%	0.80%
Net investment income (loss)	3.01%[2]	2.94%	3.06%	3.70%	4.64%	5.70%
Portfolio turnover rate	44%	63%	76%	68%	79%	68%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 95.9%
AIRPORT 12.7%
Alabama Docks Dept. Facs. RB, 6.30%, 10/01/2021	$ 4,500,000	$4,687,560
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,807,314
Chicago, IL O’Hare Intl. Arpt. RB:
Ser. A:
5.50%, 01/01/2016	9,260,000	9,583,267
5.60%, 01/01/2010	2,000,000	2,043,740
5.625%, 01/01/2012	3,000,000	3,065,670
5.625%, 01/01/2013	1,000,000	1,021,890
5.625%, 01/01/2015	5,000,000	5,109,000
Ser. C, 5.00%, 01/01/2018	810,000	811,175
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,072,120
Dallas-Fort Worth, TX Regl. Arpt. RB:
5.35%, 11/01/2008	500,000	500,805
6.00%, 11/01/2010	250,000	250,530
Denver, CO City & Cnty. Arpt. RB, Ser. A, 5.50%, 11/15/2025	5,000,000	5,135,550
Florida Port Fin. Comml. RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,039,930
Houston, TX Arpt. Sys. RB, Spl. Facs.:
Continental Airlines, Inc., Ser. E, 5.875%, 07/01/2012	1,000,000	1,077,160
Ser. A, 6.00%, 07/01/2014	5,030,000	5,331,498
Los Angeles, CA Harbor Dept. RB AMT, Ser. B:
5.375%, 11/01/2015	5,340,000	5,469,121
5.375%, 11/01/2019	1,375,000	1,406,872
Marathon Cnty., WI Arpt. RB, Ser. A, 5.25%, 10/01/2016	250,000	250,143
Massachusetts Port Auth. RB:
Ser. B, 5.50%, 07/01/2015	750,000	790,260
US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,542,338
5.25%, 09/01/2012	1,535,000	1,599,654
5.25%, 09/01/2013	1,610,000	1,677,813
5.75%, 09/01/2016	3,500,000	3,621,730
5.875%, 09/01/2023	5,520,000	5,704,423
6.00%, 09/01/2021	1,200,000	1,250,616
Northwest Arkansas Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,925,000	4,288,965
Phoenix, AZ Civic Impt. Corp. Arpt. RB, 5.50%, 07/01/2010, (Insd. by FGIC)	450,000	461,444
Port Auth. of New York & New Jersey Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	120,000	120,468
JFK Intl. Air Terminal LLC, 6.25%, 12/01/2009	7,500,000	8,142,450
Ser. 103, 5.125%, 12/15/2011	1,215,000	1,229,106
Ser. 119, 5.00%, 09/15/2007	8,550,000	8,733,996
Port Everglades, FL Port Impt. RB, Ser. A, 5.00%, 09/01/2016	400,000	400,520
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017 (Insd. by AMBAC)	2,630,000	2,840,873
San Francisco, CA City & Cnty. Intl. Arpt. RB:
Ser. 10A, 5.70%, 05/01/2026	1,000,000	1,028,480
Ser. 14A, 8.00%, 05/01/2007	1,110,000	1,141,246

		95,237,727

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CAPITAL IMPROVEMENTS 0.1%
Morris Cnty., NJ Impt. Auth. RB, 5.00%, 08/15/2006	$ 1,105,000	$1,118,691

COMMUNITY DEVELOPMENT DISTRICT 0.1%
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease RB, Ser. A, 5.60%, 02/01/2017,
(Insd. by MBIA)	900,000	922,860

CONTINUING CARE RETIREMENT COMMUNITY 3.1%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%,
03/01/2011	120,000	120,782
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	875,000	1,018,920
Birmingham-Carraway, AL Spl. Care Facs. Fin. Auth. RB, Methodist Hlth. Sys., Ser. A,
5.875%, 08/15/2015	700,000	715,225
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	213,425
California CDA COP, SAVRS, Eskaton Properties, Inc., 4.10%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	361,355
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	250,000	248,230
Clarksville, IN RB, SAVRS, Retirement Hsg. Foundation, 4.30%, 12/01/2025	4,450,000	4,450,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Assn., 9.00%, 12/01/2012	400,000	398,588
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser.
1996A, 7.75%, 06/01/2013	500,000	500,665
Cuyahoga Cnty., OH Hlth. Care Facs. RB, Judson Retirement Cmnty., Ser. A,
7.25%, 11/15/2018	5,130,000	5,403,891
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%,
02/15/2025	385,000	393,335
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A:
7.00%, 04/01/2006 • -	20,000	14,200
8.00%, 04/01/2026 • -	200,000	142,000
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	195,000	188,581
Kentucky EDFA RRB, SAVRS, Retirement Hsg. Foundation, 4.40%, 12/01/2028	400,000	400,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	20,000	20,067
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,735
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,250,650
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%,
09/01/2027 • - +	439,448	21,972
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036	2,200,000	2,436,654
Washington Nonprofit Hsg. Auth. RB, Horizon House Proj., Ser. A, 6.00%,
07/01/2017	3,700,000	3,782,547
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 • -	1,000,000	435,000

		23,116,822

EDUCATION 5.5%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,496,497
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,862,997
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	215,000	215,709
California Edl. Facs. Auth. RB, College of Osteopathic Medicine, 5.75%,
06/01/2018	1,680,000	1,716,943
Clemson Univ., South Carolina COP, 6.90%, 12/01/2007	60,000	60,980

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Cook Cnty., lL Sch. Dist. 135 RB, 5.55%, 12/01/2009	$ 2,350,000	$2,397,141
Florida Agricultural & Mechanical RB, 6.50%, 07/01/2023	445,000	446,153
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,430,122
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 G	22,055,000	5,509,559
Louisiana Public Facs. Auth. RB, Centenary College Proj., 5.90%, 02/01/2017	1,000,000	1,057,150
Maricopa Cnty., AZ School Dist. RB, Glendale Sch. Impt., 6.30%, 07/01/2011	255,000	258,228
Massachusetts Edl. Fin. Auth. RB:
4.875%, 01/01/2011	405,000	407,790
Ser. E, 4.50%, 01/01/2009	920,000	928,142
Massachusetts Hlth. & Edl. Facs. Auth. RB, SAVRS, Boston College, 3.20%,
06/01/2035	10,000,000	10,000,000
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 G	300,000	146,275
Missouri Sch. Boards Assn. COP, 7.375%, 03/01/2006	30,000	30,313
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,115,011
Perris, CA Unified High Sch. Dist. RB, Appreciation-Facs. Proj., 6.00%, 10/01/2030	210,000	229,127
Richland Sch. Dist. of Wisconsin, RB, 4.875%, 04/01/2007, (Insd. by FGIC)	1,785,000	1,795,264
San Francisco, CA City & Cnty. Sch. Dist. Facs. RB, Ser. B, 5.10%, 06/15/2012	485,000	495,452
University of Puerto Rico RB, Ser. M, 5.40%, 06/01/2009	400,000	406,736
University of Texas RB, Ser. A:
5.10%, 08/15/2013	2,395,000	2,471,927
5.125%, 08/15/2014	2,525,000	2,606,583
University of Texas RRB, 6.50%, 08/15/2007	2,135,000	2,191,364
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016, (Insd. by
FSA)	1,105,000	1,121,840
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by
FSA)	1,200,000	1,214,532

		41,611,835

ELECTRIC REVENUE 3.1%
Heartland Consumer Power Dist. RB, 6.00%, 01/01/2010	10,205,000	10,819,239
Illinois Dev. Fin. Auth. PCRB, TCRS, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,593,791
Jacksonville, FL Elec. Auth. RB, St. John’s Univ., Ser. 11, 5.375%, 10/01/2011	1,250,000	1,251,625
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032,
(Insd. by MBIA)	200,000	202,002
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. A, 5.70%,
01/01/2013, (Insd. by MBIA)	2,430,000	2,536,507
Northampton Cnty., PA IDA RB, Metro Edison Co., 6.10%, 07/15/2021	365,000	373,037
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	106,765
Tulsa, OK Pub. Facs. Auth. Solid Waste Steam & Elec. RB, Ogden Martin Sys., Inc.
Proj., 6.95%, 05/01/2007	190,000	193,023
Washington, Pub. Power Supply Sys. RB, Nuclear Proj. No. 2, Ser. A, 5.70%,
07/01/2012	300,000	309,921

		23,385,910

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL 4.7%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	$745,000	$756,927
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	19,463,790
6.50%, 06/15/2006	1,000,000	1,017,200
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, Ser. A, 5.70%, 05/01/2025	2,000,000	2,060,640
District of Columbia GO, 5.75%, 06/01/2007	405,000	405,855
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,688,692
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,401,736
Maricopa Cnty., AZ Sch. Dist. GO, 5.50%, 07/01/2017	2,000,000	2,046,660
Mentor, OH GO, 7.15%, 12/01/2011	500,000	524,385
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,559,130
New York, NY GO:
Ser. A1, 5.75%, 08/01/2014	75,000	75,144
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,786,467
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 G	120,000	103,957
Wichita, KS GO, Ser. 738, 5.65%, 09/01/2008	300,000	300,615

		35,191,198

GENERAL OBLIGATION - STATE 4.2%
California GO, 6.25%, 10/01/2019	15,000	15,037
Connecticut GO:
5.65%, 03/15/2012	270,000	271,847
Ser. C, 6.50%, 11/01/2007	1,000,000	1,039,530
Illinois GO:
5.125%, 12/01/2013	4,500,000	4,597,155
5.50%, 07/01/2011	200,000	204,376
5.75%, 05/01/2013	2,300,000	2,368,839
Massachusetts GO, Ser. A, 5.25%, 01/01/2013	10,000,000	10,117,800
New York GO:
Ser. B:
5.50%, 11/15/2011	250,000	252,905
5.60%, 08/15/2007	500,000	505,990
Ser. C, 5.375%, 10/01/2011	1,000,000	1,011,790
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,076,100
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,024,880
Wisconsin GO, Ser. 2, 6.10%, 05/01/2014	450,000	450,949

		31,937,198

HOSPITAL 5.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Pennsylvania Allegheny Hlth.,
9.25%, 11/15/2030	2,000,000	2,377,980
Birmingham, AL Baptist Med. Ctr.:
Ser. A, 5.50%, 08/15/2013	255,000	255,357
Ser. B, 5.875%, 11/15/2015	735,000	750,869
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	115,000	115,013
Connecticut Hlth. & Ed. Facs. Auth. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	203,704

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Connecticut Hlth. & Ed. Facs. Auth. RB:
New Britian Gen. Hosp., Ser. B, 6.00%, 07/01/2024	$275,000	$278,289
Ser. A, 5.75%, 07/01/2016	1,485,000	1,533,173
Cuyahoga Cnty., OH Hosp. Auth. RB, Univ. Hosp. Hlth. Sys. Proj. B, 5.375%,
01/15/2009	3,500,000	3,578,120
Dade Cnty., FL Hlth. Facs. Hosp. RB, Miami Baptist Hosp. Proj., 5.25%, 05/15/2013	4,550,000	4,557,189
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	860,000	912,047
Gulfport, MS Hosp. Facs. RB, Gulfport Memorial Hosp., Ser. A, 6.20%, 07/01/2018	200,000	202,278
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys., 5.50%, 08/01/2012	950,000	988,409
Irving, TX Hosp. Auth. RB, Irving Hlth. Care Sys., Ser. B:
5.50%, 07/01/2006	1,000,000	1,001,650
5.60%, 07/01/2007	2,000,000	2,003,720
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	418,664
Jonesboro, AR Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s
Hosp., Inc., 5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	2,014,642
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	412,306
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%,
05/15/2011	80,000	84,348
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	781,103
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,603,675
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%,
07/01/2022	100,000	100,066
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,590,801
Mississippi Hosp. Equip. & Facs. RB, Baptist Med. Ctr., 6.50%, 05/01/2010	1,000,000	1,017,430
Murray City, UT Hosp. RB, IHC Hlth. Svcs., Inc., 4.75%, 05/15/2020	125,000	125,153
New Jersey Hlth. Care Facs. RB, St. Joseph’s Hosp. & Med. Ctr., 5.75%,
07/01/2016	3,390,000	3,496,751
New Mexico Hosp. RB, Equipment Council Proj., 6.40%, 06/01/2009	400,000	413,472
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,300,000	1,336,569
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	178,058
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys., 5.75%, 11/15/2025	290,000	296,299
Peninsula Port Auth. of Virginia Hosp. Facs. RRB, Whittaker Mem. Hosp.,
8.70%, 08/01/2023	490,000	585,109
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj.,
6.50%, 01/15/2007	660,000	670,435
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,250,000	3,318,802
St. Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,673,179
Tarrant Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	242,815
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,062,406
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	147,996

		41,327,877

HOUSING 10.6%
Alaska Hsg. Fin. Corp. RB:
6.00%, 06/01/2027	1,390,000	1,439,609
Ser. A, 6.10%, 12/01/2006	500,000	512,140

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	$560,000	$569,878
Arkansas Fin. Auth., SFHRB, Ser. G, 5.20%, 01/01/2011	1,000,000	1,012,760
Atlanta, GA Hsg. Auth. RB, Village at Castleberry Proj., 4.60%, 02/20/2009	770,000	776,876
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 G	2,880,000	252,058
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	255,000	221,926
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	620,000	621,513
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	695,000	705,210
Chicago, IL MHRB, Hearts UTD Apts., Ser. A, 4.60%, 07/01/2010	525,000	520,705
Colorado HFA RB, Ser. B-2, 7.00%, 05/01/2026	150,000	151,640
Dakota Cnty., MN Hsg. & Redev. Auth. RB, Walnut Trials Apts., 7.90%, 01/20/2031	4,490,000	4,741,575
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	760,000	789,678
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	125,000	125,090
6.00%, 07/01/2018	225,000	225,301
District of Columbia HFA RB:
King Seniors Ctr., Ser. C, 2.25%, 06/01/2006	515,000	507,136
Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	112,500	112,734
Shipley Park Apts. Proj., 3.75%, 06/01/2010	360,000	356,404
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	440,000	451,066
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) G	5,545,000	1,262,874
0.00%, 07/01/2030, (Insd. by FSA) G	4,845,000	932,469
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	485,000	515,303
Greenwich, CT Hsg. Auth. RB, Ser. A, 6.35%, 09/01/2027	1,200,000	1,266,732
Idaho HFA SFHRB:
Ser. A, 6.15%, 07/01/2024	395,000	395,363
Ser. F2, 5.70%, 07/01/2010	440,000	445,276
Indiana HFA RB, 6.80%, 01/01/2017	515,000	515,767
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,325,000	2,383,799
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by
GNMA)	70,000	72,169
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	710,514
Los Angeles, CA MHRB, Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	3,795,000	3,875,871
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,155,000	4,388,926
Maryland Cmnty. Dev. Admin. SFHRB, 5.60%, 04/01/2018	1,900,000	1,944,498
Massachusetts HFA Rental Mtge. RB, Ser. H, 6.65%, 07/01/2041	1,995,000	2,138,181
Massachusetts HFA SFHRB, Ser. O, 2.20%, 12/01/2006	15,000,000	14,731,950
Missouri Hsg. Dev. Commission RB, Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) G	390,000	242,978
Nevada Hsg. Division RB, 7.75%, 04/01/2022	10,000	10,018
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	195,000	189,854
New York Homeowner Mtge. RB, Ser. 49, 5.85%, 10/01/2017, (Insd. by MBIA)	375,000	379,376
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	495,000	505,771
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 G	450,000	345,330
Ohio HFA Mtge. RB:
Residential Conv. Opt. C-1, 6.05%, 03/01/2032	220,000	223,023
Ser. A-1, 5.75%, 09/01/2026	270,000	271,075
Ohio HFA SFHRB, 0.00%, 01/15/2015 G	25,000	10,089

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 G	$ 850,000	$182,453
Oregon Hsg. & Cmnty. Svcs. Dept., SFHRB, Ser. L, 5.90%, 07/01/2031	2,765,000	2,812,060
Palm Beach Cnty., FL SFHRB, Ser. B, 5.50%, 10/01/2022	610,000	619,961
Peregrines Landing, LLC Fac. RB, Ser. A, 3.25%, 05/20/2044, (Insd. by GNMA)	5,855,000	6,390,030
Pinellas Cnty., FL HFA SFHRB, 6.25%, 10/01/2025	5,000	5,038
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,030
7.55%, 10/01/2022	25,000	25,072
San Antonio, TX Hsg. Fin. Corp. RB:
Eagles Nest Apts. Proj., 4.50%, 12/15/2008	590,000	592,496
Harbor Cove Apts. Proj., 4.50%, 12/15/2008	715,000	718,010
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, Proj. A, 6.85%, 07/01/2024,
(Insd. by MBIA)	3,115,000	3,122,819
South Dakota Hsg. Dev. Auth. RB, Homeownership Mtge., Ser. I, AMT, 4.50%,
12/15/2006	10,000,000	10,097,300
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	205,386
Stockton, CA Hsg. Facs. RB, O’Conner Woods Proj. A, 5.20%, 03/20/2009	620,000	620,887
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) G	575,000	160,034
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	250,000	262,502
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	970,000	979,166
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	25,000	25,001
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,087
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%,
07/01/2022	1,000,000	1,001,920

		79,750,757

INDUSTRIAL DEVELOPMENT REVENUE 9.7%
Alaska Indl. Dev. & Export Auth. RB, Ser. A, 5.80%, 04/01/2013	7,265,000	7,574,344
Clark Cnty., NV IDRB, Sierra Pacific Resources, 6.70%, 06/01/2022	14,945,000	15,475,697
Clark Cnty., NV IDRRB, Sierra Pacific Resources, 7.20%, 10/01/2022	1,500,000	1,561,275
Clark Cnty., NV PCRB, Sierra Pacific Resources, 6.60%, 06/01/2019	4,460,000	4,474,049
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,579,325
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp. Proj., 6.70%,
05/01/2024	9,500,000	9,604,025
Illinois Dev. Fin. Auth. PCRB, Illinois Power Co. Proj., Ser. A, 7.375%, 07/01/2021	5,000,000	5,212,800
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	187,482
Maricopa Cnty., AZ IDRB, 6.625%, 07/01/2026	2,500,000	2,593,075
Maryland IFA EDRB, 7.125%, 07/01/2006	15,000	15,045
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	355,000	367,524
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp. Proj., 7.15%,
05/01/2016	150,000	150,157
New Jersey EDA RB, Holt Hauling & Warehousing, 8.40%, 12/15/2015 •	1,000,000	790,000
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	455,000	469,410
Pleasants Cnty., WV PCRB:
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,058,680
West Penn Power, 6.15%, 05/01/2015	10,000,000	10,146,700
Prince Georges Cnty., MD PCRB, Potomac Elec. Power Co., 6.00%, 09/01/2022	390,000	390,441

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Salem Cnty., NJ PCRB, E.I. DuPont De Nemours Corp. Proj., Ser. A, 6.50%,
11/15/2021	$ 1,150,000	$1,150,989
San Diego, CA IDRB, San Diego Gen. Elec.:
5.90%, 09/01/2018	575,000	583,780
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	272,951
South Dakota EDFA RB, 4.95%, 04/01/2009	410,000	416,544
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	185,510
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	196,283
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	775,000	777,689
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,643,997
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	445,478

		73,323,250

LEASE 0.8%
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,069,180
California Public Works Lease RB, Dept. of Justice Bldg., Ser. A, 5.50%,
05/01/2007	500,000	505,975
New York Urban Dev. Corp. RB, Onondaga Cnty. Convention Proj., 6.25%,
01/01/2007	450,000	460,026
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,716,759
St. Louis, MO Muni. Fin. Corp. RB:
0.00%, 07/15/2014, (Insd. by AMBAC) G	1,500,000	946,710
Leasehold, 5.40%, 02/15/2012	375,000	384,101

		6,082,751

MISCELLANEOUS REVENUE 8.9%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	3,205,000	3,332,206
Alaska Industrial Dev. & Exp. Revolving Auth. RB, Ser. A, 5.60%, 04/01/2010,
(Insd. by MBIA)	460,000	478,980
Broward Cnty., FL Spl. Obl. RB, 5.00%, 01/01/2012	4,090,000	4,136,953
California Statewide CDA RB, SAVRS, 4.25%, 05/15/2029	1,500,000	1,500,000
Chicago, IL Park Dist. RB, 5.25%, 01/01/2010	6,755,000	6,901,043
Dallas Cnty., TX Util. & Reclamation Dist., Ser. A, SAVRS, 3.00%, 02/15/2029	10,700,000	10,700,000
Galveston Cnty.,TX Criminal Justice, Ser. A, 5.25%, 02/01/2017	2,000,000	2,127,460
Gulf Breeze, FL Local Govt. RB, FRN, 2.99%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Program, Ser. I, 5.60%, 04/01/2011	1,000,000	1,027,950
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	173,250
Louisiana Govt. Env. Facs. Cmnty. Dev. Auth. RB, Ser. A, 6.30%, 07/01/2030	4,750,000	5,219,110
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	360,709
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	335,000	340,933
Minnesota Pub. Facs. Auth. Water Pollution RB, Ser. A, 4.625%, 03/01/2008	1,000,000	1,003,720
Montana Board of Investment RB, Workers Compensation Prog., 6.875%,
06/01/2011	2,800,000	3,008,572
New Jersey EDA Auth. RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	3,660,000	3,511,990
Phoenix, AZ Civic Corp., Excise Tax RB, Civic Plaza Expansion Proj. A, 5.00%,
07/01/2041	5,000,000	5,118,350

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Rutherford, NJ TAN, Ser. 2005- 1, 3.76%, 02/15/2006	$ 5,000,000	$5,002,350
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	2,996,070
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,020,580
West Virginia School Bldg. Auth. RB, 5.50%, 07/01/2013	5,000,000	5,255,450
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,258,434

		66,714,110

POWER 0.9%
M-S-R Pub. Power Agcy. RB, California San Juan Proj., 6.00%, 07/01/2022	605,000	684,146
Southern California Pub. Power Auth. Proj. RB, 5.00%, 07/01/2017	520,000	520,827
Utah Intermountain Power Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,413,687
Washington Pub. Power Supply Sys. Nuclear Program No. 2 RRB, Ser. A, 7.25%,
07/01/2006	2,705,000	2,768,487
Western Minnesota Power Agcy. RB, Ser. A, 5.50%, 01/01/2011	400,000	408,744

		6,795,891

PUBLIC FACILITIES 2.0%
Austin, TX Convention Enterprise RB:
6.60%, 01/01/2021	2,000,000	2,114,920
6.70%, 01/01/2028	500,000	533,895
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr. Proj., Ser. 1996A,
5.60%, 05/01/2012	1,925,000	2,100,444
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	501,070
Los Angeles Cnty., CA Pub. Works RB, Ser. A, 5.125%, 06/01/2017, (Insd. by
AMBAC)	6,865,000	7,001,751
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 G	425,000	409,199
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	428,035
Washoe Cnty., NV Reno/Sparks Convention Ctr. RB, 5.375%, 07/01/2008	1,350,000	1,365,943
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland Alabama Proj.,
7.50%, 12/01/2008	505,000	526,634

		14,981,891

RECREATION 0.1%
Louisiana Stadium & Expo. Dist. Hotel Occupancy Tax & Stadium RB, Ser. B, 5.25%,
07/01/2015	490,000	496,894

RESOURCE RECOVERY 0.4%
California Inland Empire Solid Waste Auth. RB, 6.00%, 02/01/2006	1,000,000	1,004,480
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%,
01/01/2008, (Insd. by AMBAC)	500,000	515,230
Dade Cnty., FL Resource Recovery RB:
5.50%, 10/01/2010	225,000	232,619
5.50%, 10/01/2013	200,000	206,620
Northeast Nebraska Solid Waste Facs. RB, 4.45%, 05/15/2008	265,000	265,204
Pasco Cnty., FL Solid Waste RB, 6.00%, 04/01/2010	400,000	430,380

		2,654,533

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 5.4%
Carol Stream, IL Tax Increment RB, 7.875%, 01/01/2017	$ 4,125,000	$4,326,176
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,500,000	3,579,310
Los Angeles, CA Cmnty. Redev. Agcy. Prerefunded RB, Ser. G, 6.75%,
07/01/2010	250,000	250,780
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%,
07/01/2010	680,000	716,475
Metropolitan Atlanta Rapid Trans. Auth., Georgia Sales Tax RB, Second Indenture,
Ser. A:
5.50%, 07/01/2017, (Insd. by MBIA)	12,630,000	13,030,624
5.625%, 07/01/2020	2,000,000	2,064,400
Metropolitan Pier & Expo. Auth., Illinois RB, 5.50%, 06/01/2011	500,000	510,940
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	16,232,307

		40,711,012

SPECIAL TAX 0.3%
Ontario, CA Redev. Fin. Auth. Tax RB, 5.80%, 08/01/2023	1,500,000	1,567,155
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	335,797

		1,902,952

STUDENT LOAN 1.2%
Massachusetts Edl. Financing Auth. RB, Ser. C-RMK, 4.60%, 12/01/2008	555,000	555,011
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) G	2,100,000	1,060,647
New Jersey Higher Ed. Student Assistance Auth. RB, Ser. A, 5.50%, 06/01/2006	120,000	120,006
Vermont Student Assistance Corp. RB, Ser. N, SAVRS, 2.80%, 12/15/2032	7,200,000	7,200,000

		8,935,664

TOBACCO REVENUE 6.1%
California Golden Tobacco Securitization Enhanced Asset-Backed, Ser. A, 5.00%,
06/01/2015	2,500,000	2,523,150
Tobacco Settlement Auth. of Iowa RRB:
5.30%, 06/01/2025	2,695,000	2,904,806
5.60%, 06/01/2035	12,330,000	13,471,635
Tobacco Settlement Auth. of Rhode Island RRB:
6.125%, 06/01/2032	4,000,000	4,135,120
6.25%, 06/01/2042	2,000,000	2,085,520
Tobacco Settlement Auth. of Washington RB, 6.625%, 06/01/2032	150,000	161,116
Tobacco Settlement Fin. Corp. of New Jersey RB:
5.75%, 06/01/2032	5,095,000	5,214,121
6.00%, 06/01/2037	2,000,000	2,058,440
6.125%, 06/01/2042	2,500,000	2,585,825
Tobacco Settlement Fin. Corp. of New York, Ser. B-1, 5.00%, 06/01/2006	11,000,000	11,089,760

		46,229,493

TRANSPORTATION 3.7%
California Bay Area Rapid Transit RB, Grant A, 4.875%, 06/15/2009	810,000	811,166
Chicago, IL Trans. Auth. RB, Douglas Branch Construction, Ser. B, 5.00%,
06/01/2007	1,400,000	1,402,142

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Indiana Trans. Fin. Auth. RB, Toll Road Lease:
5.00%, 07/01/2014	$ 1,000,000	$1,001,530
5.375%, 07/01/2009	1,580,000	1,629,359
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	19,592,127
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,243,620
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,001,980
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,410,487

		28,092,411

UTILITY 0.9%
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,036,360
Northern Colorado Water Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	2,941,092
Sunrise, FL Util. Sys. RB, Ser. A, 5.75%, 10/01/2026	2,000,000	2,061,620

		7,039,072

WATER & SEWER 5.9%
Albuquerque, NM Water & Sewer Sys. RB, 4.75%, 07/01/2007	100,000	100,122
Antrim Township, PA Muni. Auth., Sewer RB, 5.05%, 05/01/2020	345,000	347,301
Bexar, TX Metro. Water Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	3,009,584
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,014
Chicago, IL Wastewater Transmission RB, Unrefunded Balance, 5.125%,
01/01/2025	3,005,000	3,068,345
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,066
Garner, NC Water & Sewer GO, 6.50%, 06/01/2006	275,000	275,025
Grapevine, TX COP Obligation, 5.25%, 02/15/2014	2,860,000	2,871,469
Gwinnett Cnty., GA Water & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,080,748
Hollister, CA Joint Power Fin. RRB, Sewer Sys. Impt. Proj., 5.75%, 12/01/2011	3,430,000	3,470,920
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	360,000	373,514
Mount Clemens, MI Water & Sewer GO, 4.00%, 11/01/2006	185,000	186,197
Northeast Ohio Regl. Sewer Wastewater RB, 5.40%, 11/15/2010	500,000	505,915
Robinson Turnpike Pennsylvania Muni. Auth. Water & Sewer RB, 6.00%,
11/15/2019	1,275,000	1,431,468
San Diego, CA Sewer RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,756,983
Texas Wtr. Dev. RB, Revolving Fund, 5.125%, 07/15/2018	10,000,000	10,173,900
Washoe Cnty., NV Water Facs. RB, Sierra Pacific Power, 6.65%, 06/01/2017	10,000,000	10,499,100

		44,175,671

Total Municipal Obligations (cost $718,830,912)		721,736,470

		Shares	Value

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional Municipal Money Market Fund ø	(cost $28,400,925)	28,400,925	28,400,925

Total Investments (cost $747,231,837) 99.7%			750,137,395
Other Assets and Liabilities 0.3%			2,540,099

Net Assets 100.0%			$752,677,494

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
-	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
G	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IDRRB	Industrial Development Refunding Revenue Bond
COP	Certificates of Participation	IFA	Industrial Finance Agency
EDA	Economic Development Authority	MBIA	Municipal Bond Investors Assurance Corp.
EDFA	Economic Development Finance Authority	MHRB	Multifamily Housing Revenue Bond
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bond
FHA	Federal Housing Authority	RHA	Residential Housing Authority
FRN	Floating Rate Note	RRB	Refunding Revenue Bond
FSA	Financial Security Assurance, Inc.	SAVRS	Select Auction Variable Rate Securities
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	TAN	Tax Anticipation Note
HDA	Housing Development Authority	TCR	Transferable Custody Receipts
HFA	Housing Finance Authority

The following table shows the percent of total investments by geographic location as of November 30, 2005:

Illinois	8.4%	Alabama	0.9%
Texas	8.0%	Minnesota	0.9%
Nevada	7.9%	Rhode Island	0.8%
California	7.5%	Connecticut	0.6%
Massachusetts	7.5%	Utah	0.6%
New York	5.7%	Maryland	0.5%
Florida	4.2%	Wisconsin	0.5%
Indiana	4.1%	Michigan	0.4%
Pennsylvania	3.7%	Missouri	0.4%
New Jersey	3.5%	Montana	0.4%
Georgia	2.9%	Oregon	0.4%
South Dakota	2.8%	South Carolina	0.4%
West Virginia	2.6%	Oklahoma	0.3%
Ohio	2.4%	District of Columbia	0.2%
Arizona	2.3%	Kansas	0.2%
Iowa	2.2%	Mississippi	0.2%
North Carolina	1.9%	Nebraska	0.2%
Alaska	1.8%	Delaware	0.1%
Lousiana	1.4%	Idaho	0.1%
Tennessee	1.3%	Kentucky	0.1%
Washington	1.3%	Maine	0.1%
Virginia	1.2%	New Mexico	0.1%
Colorado	1.1%	Puerto Rico	0.1%
Arkansas	1.0%	Non-state specific	3.8%

Vermont	1.0%		100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2005 (unaudited)

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of November 30, 2005:

AAA	73.5%
AA	10.0%
A	3.0%
BBB	5.7%
BB	0.9%
B	0.4%
Less than CCC	0.1%
NR	6.4%

100.0%

The following table shows the percent of total investments by maturity as of November 30, 2005:

Less than 1 year	9.5%
1 to 3 year(s)	8.0%
3 to 5 years	8.6%
5 to 10 years	26.4%
10 to 20 years	30.3%
20 to 30 years	14.2%
Greater than 30 years	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $718,830,912)	$721,736,470
Investments in affiliated money market fund, at value (cost $28,400,925)	28,400,925

Total investments	750,137,395
Cash	25,890
Receivable for Fund shares sold	254,321
Interest receivable	12,898,349
Prepaid expenses and other assets	16,339

Total assets	763,332,294

Liabilities
Dividends payable	622,453
Payable for securities purchased	6,695,153
Payable for Fund shares redeemed	3,261,755
Advisory fee payable	3,620
Due to other related parties	7,634
Accrued expenses and other liabilities	64,185

Total liabilities	10,654,800

Net assets	$752,677,494

Net assets represented by
Paid-in capital	$770,476,951
Overdistributed net investment income	(709,868)
Accumulated net realized losses on investments	(19,995,147)
Net unrealized gains on investments	2,905,558

Total net assets	$752,677,494

Net assets consists of
Class A	$421,799,228
Class B	121,879,576
Class C	146,324,983
Class I	62,673,707

Total net assets	$752,677,494

Shares outstanding (unlimited number of shares authorized)
Class A	48,227,760
Class B	13,969,000
Class C	16,675,191
Class I	7,166,734

Net asset value per share
Class A	$8.75
Class A—Offering price (based on sales charge of 4.75%)	$9.19
Class B	$8.73
Class C	$8.78
Class I	$8.75

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2005 (unaudited)

Investment income
Interest	$13,782,358
Income from affiliate	601,344

Total investment income	14,383,702

Expenses
Advisory fee	1,930,400
Distribution Plan expenses
Class A	657,804
Class B	656,017
Class C	784,719
Administrative services fee	385,364
Transfer agent fees	242,223
Trustees’ fees and expenses	5,468
Printing and postage expenses	25,074
Custodian and accounting fees	114,912
Registration and filing fees	45,346
Professional fees	22,897
Other	24,537

Total expenses	4,894,761
Less: Expense reductions	(8,403)
Expense reimbursements	(90,960)

Net expenses	4,795,398

Net investment income	9,588,304

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(1,665,602)
Net change in unrealized gains or losses on investments	1,688,705

Net realized and unrealized gains or losses on investments	23,103

Net increase in net assets resulting from operations	$9,611,407

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2005		Year Ended
	(unaudited)		May 31, 2005

Operations
Net investment income		$9,588,304		$19,290,577
Net realized gains or losses on
investments		(1,665,602)		663,975
Net change in unrealized gains or
losses on investments		1,688,705		8,843,873

Net increase in net assets resulting
from operations		9,611,407		28,798,425

Distributions to shareholders from
Net investment income
Class A		(5,954,137)		(11,982,225)
Class B		(1,321,926)		(3,248,676)
Class C		(1,582,785)		(3,718,955)
Class I		(716,370)		(443,129)

Total distributions to shareholders		(9,575,218)		(19,392,985)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	4,595,028	40,225,910	17,012,083	148,226,142
Class B	88,692	795,702	525,161	4,561,274
Class C	525,517	4,639,598	1,735,489	15,144,136
Class I	5,600,419	49,044,875	2,047,938	17,868,157

		94,706,085		185,799,709

Net asset value of shares issued in
reinvestment of distributions
Class A	398,809	3,492,505	813,883	7,091,178
Class B	91,082	795,850	214,544	1,864,673
Class C	91,738	806,157	203,684	1,780,536
Class I	60,710	531,420	28,930	252,245

		5,625,932		10,988,632

Automatic conversion of Class B
shares to Class A shares
Class A	565,865	4,955,453	2,090,589	18,224,993
Class B	(567,160)	(4,955,453)	(2,095,396)	(18,224,993)

		0		0

Payment for shares redeemed
Class A	(8,712,125)	(76,268,088)	(22,051,080)	(192,055,604)
Class B	(1,805,140)	(15,767,145)	(5,239,626)	(45,510,135)
Class C	(2,817,439)	(24,754,230)	(7,735,110)	(67,608,296)
Class I	(1,390,062)	(12,157,471)	(431,718)	(3,768,322)

		(128,946,934)		(308,942,357)

Net decrease in net assets resulting
from capital share transactions		(28,614,917)		(112,154,016)

Total decrease in net assets		(28,578,728)		(102,748,576)
Net assets
Beginning of period		781,256,222		884,004,798

End of period		$752,677,494		$781,256,222

Overdistributed net investment income		$(709,868)		$(722,955)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.35% as average daily net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended November 30, 2005, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $90,960.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

For the six months ended November 30, 2005, EIS received $6,152 from the sale of Class A shares and $486, $167,028 and $2,995 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $324,890,669 and $358,282,707, respectively, for the six months ended November 30, 2005.

On November 30, 2005, the aggregate cost of securities for federal income tax purposes was $747,740,261. The gross unrealized appreciation and depreciation on securities based on tax cost was $7,687,305 and $5,290,171, respectively, with a net unrealized appreciation of $2,397,134.

As of May 31, 2005, the Fund had $17,821,121 in capital loss carryovers for federal income tax purposes with $5,159,437 expiring in 2008, $12,263,935 expiring in 2009 and $397,749 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement with EIMC and its sub-advisory agreement with Stamper Capital & Investments, Inc. (“Stamper Capital”) (the investment advisory agreement and the sub-advisory agreement are sometimes referred to herein as the “Agreements”). In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Agreements.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Agreements. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s Agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the Agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory

ADDITIONAL INFORMATION (unaudited) continued)

contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund and the fees paid by EIMC under the sub-advisory agreement with Stamper Capital. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC and Stamper Capital formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management teams, and considered the in-house

ADDITIONAL INFORMATION (unaudited) continued)

research capabilities of EIMC and its affiliates, as well as other resources available to EIMC and Stamper Capital, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and Stamper Capital were consistent with their duties under the Agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s Agreements, that they were satisfied with the nature, extent, and quality of the services provided by EIMC and Stamper Capital, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each Evergreen fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the fifth quintile over recently completed one-, three-, and five-year periods. The Trustees noted that they were familiar generally with the investment approach of Stamper Capital, and that, although that approach had not performed favorably on a total return basis in any of the periods reviewed, the Fund had retained a substantial committed following among investors choosing to take advantage of Stamper Capital’s investment approach at the fee levels charged by that firm.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and

ADDITIONAL INFORMATION (unaudited) continued)

administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most comparable funds, but within the range of fees paid by comparable funds. They noted that the fee reflected in significant part the sub-advisory fee charged by Stamper Capital for its services.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Former Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

572613 1/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: February 1, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: February 1, 2006